UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2023

Date of reporting period: 12/31/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

DECEMBER 31, 2023

2023 Annual Report

BlackRock Funds III

•	BlackRock LifePath® Index Retirement Fund
•	BlackRock LifePath® Index 2025 Fund
•	BlackRock LifePath® Index 2030 Fund
•	BlackRock LifePath® Index 2035 Fund
•	BlackRock LifePath® Index 2040 Fund
•	BlackRock LifePath® Index 2045 Fund
•	BlackRock LifePath® Index 2050 Fund
•	BlackRock LifePath® Index 2055 Fund
•	BlackRock LifePath® Index 2060 Fund
•	BlackRock LifePath® Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended December 31, 2023. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the year before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies and small-capitalization U.S. stocks also advanced. Meanwhile, international developed market equities and emerging market stocks posted solid gains.

The 10-year U.S. Treasury yield ended 2023 where it began despite an eventful year that saw significant moves in bond markets. Overall, U.S. Treasuries gained as investors began to anticipate looser financial conditions. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

We believe developed market equities have priced in an optimistic scenario for rate cuts, which we view as premature, so we prefer an underweight stance in the near term. Nevertheless, we are overweight on Japanese stocks as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	8.04%	26.29%

U.S. small cap equities (Russell 2000® Index)	8.18	16.93

International equities (MSCI Europe, Australasia, Far East Index)	5.88	18.24

Emerging market equities (MSCI Emerging Markets Index)	4.71	9.83

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.70	5.02

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.11	2.83

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.37	5.53

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	3.63	6.40

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	7.65	13.44

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2023	BlackRock LifePath® Index Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Index Retirement Fund along with the BlackRock LifePath® Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath® Index Funds” or the “Funds”.

For the 12-month period ended December 31, 2023, with respect to the BlackRock LifePath® Index Retirement Fund and the Lifepath® Index Funds with vintages of 2030, 2035, 2045, 2055 and 2065, the Funds’ Institutional and Class K share classes performed in line with their respective custom benchmarks, while the Funds’ Investor A and Investor P shares underperformed.

For the Lifepath® Index Funds with the vintages of 2025, 2040, 2050 and 2060, the Funds’ Class K Shares outperformed their respective custom benchmark, while the Funds’ Investor A and Investor P Shares underperformed. For the same period, the Funds’ Institutional Shares performed in line.

What factors influenced performance?

All asset classes made positive contributions to the Funds’ absolute performance, led by U.S. large/mid-cap equities and international equities. Given the robust returns for the financial markets in 2023, no asset class detracted from the Funds’ results.

Describe recent portfolio activity.

Each LifePath® Index portfolio has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath® Index portfolio is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath® Index Funds were rebalanced in accordance with their updated strategic allocations.

Describe portfolio positioning at period end.

Each of the LifePath® Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective. Because the BlackRock LifePath® Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve its investment objective.

4	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index Retirement Fund will be broadly diversified across global asset classes.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index Retirement Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index Retirement Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index Retirement Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/14 to 12/31/14.	42.1%	N/A	N/A	N/A	N/A	N/A	6.8%	3.0%	16.0%	28.4%	3.7%
01/01/15 to 12/31/15.	40.4	N/A	N/A	N/A	N/A	N/A	6.7	3.3	16.9	29.3	3.4
01/01/16 to 12/31/16.	51.2	N/A	N/A	N/A	N/A	N/A	8.8	0.6	13.3	22.3	3.8
01/01/17 to 12/31/17.	51.2	N/A	N/A	N/A	N/A	N/A	8.8	0.5	13.3	21.8	4.4
01/01/18 to 12/31/18.	51.2	N/A	N/A	N/A	N/A	N/A	8.8	0.5	13.7	21.8	4.0
01/01/19 to 12/31/19.	52.0	N/A	N/A	N/A	N/A	N/A	8.0	2.2	12.3	22.1	3.4
01/01/20 to 12/31/20.	52.0	N/A	N/A	N/A	N/A	N/A	8.0	2.2	12.9	21.6	3.3
01/01/21 to 12/31/21.	52.0	N/A	N/A	N/A	N/A	N/A	8.0	2.2	13.3	20.9	3.6
01/01/22 to 12/31/22.	13.1	5.4%	14.3%	2.5%	4.9%	11.7%	8.0	2.2	13.5	21.3	3.1
01/01/23 to 12/31/23.	N/A	9.7	18.1	2.1	7.0	15.2	8.0	2.2	12.4	22.6	2.7

 See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	5

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index Retirement Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	11.49%	N/A	5.57%	N/A	4.55%	N/A
Investor A	11.22	N/A	5.31	N/A	4.29	N/A
Investor P	11.15	5.32%	5.30	4.17%	4.30	3.74%
Class K	11.47	N/A	5.62	N/A	4.60	N/A
LifePath Index Retirement Fund Custom Benchmark	11.46	N/A	5.67	N/A	4.69	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.46	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	1.24	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.88	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	2.27	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	1.43	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.42	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.57	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	3.97	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	11.80	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	7.16	N/A
Bloomberg U.S. Aggregate Bond Index	5.53	N/A	1.10	N/A	1.81	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Fixed-Income Funds	59.9%
Equity Funds	40.1
Money Market Funds	0.4
Liabilities in Excess of Other Assets	(0.4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	22.9%
iShares U.S. Intermediate Government Bond Index Fund	19.1
iShares U.S. Securitized Bond Index Fund	15.0
iShares Core MSCI Total International Stock ETF	12.6
iShares U.S. Intermediate Credit Bond Index Fund	9.7
iShares TIPS Bond ETF	7.7
iShares U.S. Long Government Bond Index Fund	6.3
iShares Developed Real Estate Index Fund, Class K	2.3
Master Small Cap Index Series	2.3
iShares U.S. Long Credit Bond Index Fund	2.1

6	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2025 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2025 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2025 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/14 to 12/31/14.	34.5%	N/A	N/A	N/A	N/A	N/A	5.4%	4.9%	18.5%	33.4%	3.3%
01/01/15 to 12/31/15.	30.9	N/A	N/A	N/A	N/A	N/A	5.0	5.9	20.1	35.1	3.0
01/01/16 to 12/31/16.	32.4	N/A	N/A	N/A	N/A	N/A	5.3	5.8	19.8	33.8	2.9
01/01/17 to 12/31/17.	35.0	N/A	N/A	N/A	N/A	N/A	5.7	5.3	19.3	31.6	3.1
01/01/18 to 12/31/18.	36.5	N/A	N/A	N/A	N/A	N/A	5.9	4.5	19.3	30.7	3.1
01/01/19 to 12/31/19.	38.1	N/A	N/A	N/A	N/A	N/A	7.1	2.5	19.5	29.7	3.1
01/01/20 to 12/31/20.	40.9	N/A	N/A	N/A	N/A	N/A	7.3	2.4	18.5	28.0	2.9
01/01/21 to 12/31/21.	43.3	N/A	N/A	N/A	N/A	N/A	7.5	2.2	17.6	26.2	3.2
01/01/22 to 12/31/22.	11.3	5.1%	10.9%	2.9%	5.1%	10.4%	7.6	2.1	16.4	25.3	2.9
01/01/23 to 12/31/23.	N/A	9.1	15.0	2.7	7.3	14.1	7.8	2.2	14.0	25.1	2.7

 See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	7

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2025 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	12.34%	N/A	6.59%	N/A	5.41%	N/A
Investor A	12.07	N/A	6.33	N/A	5.15	N/A
Investor P	12.04	6.15%	6.33	5.19%	5.15	4.58%
Class K	12.40	N/A	6.65	N/A	5.47	N/A
LifePath Index 2025 Fund Custom Benchmark	12.32	N/A	6.68	N/A	5.52	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.46	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	1.24	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.88	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	2.27	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	1.43	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.42	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.57	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	3.97	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	11.80	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	7.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Fixed-Income Funds	56.8%
Equity Funds	43.1
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(0.1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	24.6%
iShares U.S. Intermediate Government Bond Index Fund	15.6
iShares U.S. Securitized Bond Index Fund	14.0
iShares Core MSCI Total International Stock ETF	13.8
iShares U.S. Intermediate Credit Bond Index Fund	10.2
iShares TIPS Bond ETF	7.7
iShares U.S. Long Government Bond Index Fund	6.9
iShares U.S. Long Credit Bond Index Fund	2.4
Master Small Cap Index Series	2.4
iShares Developed Real Estate Index Fund, Class K	2.3

8	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2030 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2030 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2030 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/14 to 12/31/14.	27.7%	N/A	N/A	N/A	N/A	N/A	4.1%	6.6%	20.9%	37.8%	2.9%
01/01/15 to 12/31/15.	21.8	N/A	N/A	N/A	N/A	N/A	3.4	8.3	23.1	40.8	2.6
01/01/16 to 12/31/16.	23.4	N/A	N/A	N/A	N/A	N/A	3.6	8.3	22.9	39.3	2.5
01/01/17 to 12/31/17.	25.9	N/A	N/A	N/A	N/A	N/A	4.0	8.1	22.5	37.1	2.4
01/01/18 to 12/31/18.	27.2	N/A	N/A	N/A	N/A	N/A	4.2	7.5	22.5	36.1	2.5
01/01/19 to 12/31/19.	26.9	N/A	N/A	N/A	N/A	N/A	6.1	3.1	25.2	36.0	2.7
01/01/20 to 12/31/20.	29.9	N/A	N/A	N/A	N/A	N/A	6.2	3.0	23.9	34.5	2.5
01/01/21 to 12/31/21.	32.1	N/A	N/A	N/A	N/A	N/A	6.5	2.9	22.9	33.1	2.5
01/01/22 to 12/31/22.	8.5	3.7%	6.7%	3.6%	4.0%	7.8%	6.7	2.7	21.1	32.9	2.3
01/01/23 to 12/31/23.	N/A	6.0	9.8	4.3	5.7	10.6	6.9	2.6	18.8	32.7	2.6

 See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	9

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2030 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	14.58%	N/A	7.82%	N/A	6.16%	N/A
Investor A	14.29	N/A	7.57	N/A	5.90	N/A
Investor P	14.23	8.24%	7.54	6.39%	5.90	5.32%
Class K	14.57	N/A	7.87	N/A	6.21	N/A
LifePath Index 2030 Fund Custom Benchmark	14.57	N/A	7.91	N/A	6.26	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.46	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	1.24	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.88	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	2.27	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	1.43	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.42	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.57	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	3.97	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	11.80	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	7.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	56.1%
Fixed-Income Funds	43.8
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.2)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	32.3%
iShares Core MSCI Total International Stock ETF	18.6
iShares U.S. Securitized Bond Index Fund	10.5
iShares U.S. Intermediate Government Bond Index Fund	9.7
iShares U.S. Intermediate Credit Bond Index Fund	6.9
iShares TIPS Bond ETF	6.7
iShares U.S. Long Government Bond Index Fund	5.9
iShares U.S. Long Credit Bond Index Fund	4.1
iShares Developed Real Estate Index Fund, Class K	2.7
Master Small Cap Index Series	2.5

10	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2035 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2035 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2035 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/14 to 12/31/14.	21.6%	N/A	N/A	N/A	N/A	N/A	2.9%	8.1%	23.0%	41.8%	2.6%
01/01/15 to 12/31/15.	13.2	N/A	N/A	N/A	N/A	N/A	1.9	10.6	26.0	46.0	2.3
01/01/16 to 12/31/16.	14.7	N/A	N/A	N/A	N/A	N/A	2.2	10.7	25.7	44.6	2.1
01/01/17 to 12/31/17.	17.1	N/A	N/A	N/A	N/A	N/A	2.5	10.8	25.5	42.4	1.7
01/01/18 to 12/31/18.	18.4	N/A	N/A	N/A	N/A	N/A	2.7	10.3	25.5	41.3	1.8
01/01/19 to 12/31/19.	17.1	N/A	N/A	N/A	N/A	N/A	4.6	3.7	30.4	41.8	2.4
01/01/20 to 12/31/20.	19.7	N/A	N/A	N/A	N/A	N/A	4.9	3.6	29.1	40.6	2.1
01/01/21 to 12/31/21.	21.8	N/A	N/A	N/A	N/A	N/A	5.2	3.5	28.0	39.6	1.9
01/01/22 to 12/31/22.	5.9	2.6%	3.6%	3.4%	2.9%	5.4%	5.5	3.3	25.5	40.0	1.9
01/01/23 to 12/31/23.	N/A	4.1	5.8	4.2	4.2	7.5	5.7	3.2	23.1	39.7	2.5

 See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	11

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2035 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	16.51%	N/A	8.98%	N/A	6.87%	N/A
Investor A	16.26	N/A	8.71	N/A	6.60	N/A
Investor P	16.31	10.21%	8.71	7.55%	6.61	6.04%
Class K	16.59	N/A	9.03	N/A	6.92	N/A
LifePath Index 2035 Fund Custom Benchmark	16.56	N/A	9.05	N/A	6.94	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.46	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	1.24	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.88	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	2.27	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	1.43	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.42	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.57	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	3.97	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	11.80	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	7.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	67.7%
Fixed-Income Funds	32.2
Money Market Funds	0.4
Liabilities in Excess of Other Assets	(0.3)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	39.2%
iShares Core MSCI Total International Stock ETF	22.6
iShares U.S. Securitized Bond Index Fund	7.5
iShares U.S. Intermediate Government Bond Index Fund	6.0
iShares TIPS Bond ETF	5.7
iShares U.S. Intermediate Credit Bond Index Fund	4.5
iShares U.S. Long Government Bond Index Fund	4.3
iShares U.S. Long Credit Bond Index Fund	4.2
iShares Developed Real Estate Index Fund, Class K	3.4
Master Small Cap Index Series	2.5

12	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2040 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2040 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2040 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/14 to 12/31/14.	16.3%	N/A	N/A	N/A	N/A	N/A	1.6%	9.5%	24.9%	45.3%	2.4%
01/01/15 to 12/31/15.	5.6	N/A	N/A	N/A	N/A	N/A	0.7	12.9	28.6	50.1	2.1
01/01/16 to 12/31/16.	6.9	N/A	N/A	N/A	N/A	N/A	0.9	12.9	28.5	48.9	1.9
01/01/17 to 12/31/17.	9.2	N/A	N/A	N/A	N/A	N/A	1.2	13.2	28.2	47.1	1.1
01/01/18 to 12/31/18.	10.3	N/A	N/A	N/A	N/A	N/A	1.4	12.8	28.3	45.9	1.3
01/01/19 to 12/31/19.	8.4	N/A	N/A	N/A	N/A	N/A	3.0	4.2	35.2	47.0	2.2
01/01/20 to 12/31/20.	10.8	N/A	N/A	N/A	N/A	N/A	3.2	4.1	33.9	46.2	1.8
01/01/21 to 12/31/21.	12.6	N/A	N/A	N/A	N/A	N/A	3.6	4.0	32.7	45.7	1.4
01/01/22 to 12/31/22.	3.5	1.2%	1.2%	3.3%	1.8%	3.3%	4.0	3.9	29.7	46.7	1.4
01/01/23 to 12/31/23.	N/A	2.2	2.5	4.1	2.7	4.7	4.3	3.8	27.2	46.1	2.4

 See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	13

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2040 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	18.52%	N/A	10.02%	N/A	7.50%	N/A
Investor A	18.20	N/A	9.74	N/A	7.22	N/A
Investor P	18.21	12.01%	9.75	8.57%	7.23	6.65%
Class K	18.58	N/A	10.08	N/A	7.55	N/A
LifePath Index 2040 Fund Custom Benchmark	18.49	N/A	10.07	N/A	7.55	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.46	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	1.24	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.88	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	2.27	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	1.43	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.42	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.57	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	3.97	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	11.80	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	7.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	79.0%
Fixed-Income Funds	21.0
Money Market Funds	0.4
Liabilities in Excess of Other Assets	(0.4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	45.8%
iShares Core MSCI Total International Stock ETF	26.6
iShares U.S. Securitized Bond Index Fund	4.8
iShares TIPS Bond ETF	4.3
iShares U.S. Long Credit Bond Index Fund	4.1
iShares Developed Real Estate Index Fund, Class K	4.0
iShares U.S. Long Government Bond Index Fund	2.8
Master Small Cap Index Series	2.6
iShares U.S. Intermediate Government Bond Index Fund	2.6
iShares U.S. Intermediate Credit Bond Index Fund	2.4

14	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2045 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2045 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2045 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/14 to 12/31/14.	12.6%	N/A	N/A	N/A	N/A	N/A	N/A	10.7%	26.4%	48.1%	2.2%
01/01/15 to 12/31/15.	1.8	N/A	N/A	N/A	N/A	N/A	0.2%	14.2	30.0	51.7	2.1
01/01/16 to 12/31/16.	2.3	N/A	N/A	N/A	N/A	N/A	0.2	14.6	30.2	50.8	1.9
01/01/17 to 12/31/17.	3.4	N/A	N/A	N/A	N/A	N/A	0.3	15.3	30.5	49.6	0.9
01/01/18 to 12/31/18.	4.0	N/A	N/A	N/A	N/A	N/A	0.4	15.0	30.7	48.8	1.1
01/01/19 to 12/31/19.	3.0	N/A	N/A	N/A	N/A	N/A	1.4	4.6	38.5	50.5	2.0
01/01/20 to 12/31/20.	4.3	N/A	N/A	N/A	N/A	N/A	1.6	4.5	37.6	50.5	1.5
01/01/21 to 12/31/21.	5.3	N/A	N/A	N/A	N/A	N/A	1.9	4.5	36.6	50.6	1.1
01/01/22 to 12/31/22.	1.6	0.0%	0.0%	3.0%	0.4%	1.5%	2.2	4.4	33.3	52.5	1.1
01/01/23 to 12/31/23.	N/A	0.2	0.2	4.3	0.8	2.2	2.6	4.3	30.9	52.2	2.3

 See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	15

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2045 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	20.24%	N/A	10.90%	N/A	8.00%	N/A
Investor A	19.93	N/A	10.62	N/A	7.73	N/A
Investor P	20.00	13.70%	10.63	9.44%	7.73	7.15%
Class K	20.29	N/A	10.95	N/A	8.05	N/A
LifePath Index 2045 Fund Custom Benchmark	20.24	N/A	10.94	N/A	8.03	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.46	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	1.24	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.88	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	2.27	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	1.43	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.42	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.57	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	3.97	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	11.80	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	7.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	89.1%
Fixed-Income Funds	10.8
Money Market Funds	0.4
Liabilities in Excess of Other Assets	(0.3)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	51.8%
iShares Core MSCI Total International Stock ETF	30.1
iShares Developed Real Estate Index Fund, Class K	4.5
iShares U.S. Long Credit Bond Index Fund	4.4
Master Small Cap Index Series	2.7
iShares TIPS Bond ETF	2.6
iShares U.S. Securitized Bond Index Fund	2.3
iShares U.S. Long Government Bond Index Fund	0.9
iShares U.S. Intermediate Credit Bond Index Fund	0.4
BlackRock Cash Funds: Treasury, SL Agency Shares	0.3

16	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2050 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2050 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2050 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/14 to 12/31/14.	8.3%	N/A	N/A	N/A	N/A	N/A	N/A	11.7%	27.7%	50.4%	1.9%
01/01/15 to 12/31/15.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18.	1.2	N/A	N/A	N/A	N/A	N/A	N/A	16.0	31.7	50.1	1.0
01/01/19 to 12/31/19.	1.0	N/A	N/A	N/A	N/A	N/A	0.4%	4.8	39.9	52.0	1.9
01/01/20 to 12/31/20.	1.3	N/A	N/A	N/A	N/A	N/A	0.5	4.7	39.5	52.7	1.3
01/01/21 to 12/31/21.	1.6	N/A	N/A	N/A	N/A	N/A	0.6	4.7	38.8	53.3	1.0
01/01/22 to 12/31/22.	0.6	0.0%	0.0%	1.4%	0.0%	0.0%	0.8	4.7	35.6	55.9	1.0
01/01/23 to 12/31/23.	N/A	0.0	0.0	2.5	0.1	0.0	1.0	4.4	33.5	56.2	2.3

 See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	17

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2050 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	21.23%	N/A	11.36%	N/A	8.25%	N/A
Investor A	21.00	N/A	11.08	N/A	7.98	N/A
Investor P	20.95	14.60%	11.07	9.88%	7.98	7.40%
Class K	21.36	N/A	11.41	N/A	8.30	N/A
LifePath Index 2050 Fund Custom Benchmark	21.26	N/A	11.40	N/A	8.28	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.46	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	1.24	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.88	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	2.27	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	1.43	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.42	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.57	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	3.97	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	11.80	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	7.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	96.0%
Fixed-Income Funds	3.9
Money Market Funds	0.3
Liabilities in Excess of Other Assets	(0.2)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	56.0%
iShares Core MSCI Total International Stock ETF	32.7
iShares Developed Real Estate Index Fund, Class K	4.5
Master Small Cap Index Series	2.8
iShares U.S. Long Credit Bond Index Fund	2.7
iShares TIPS Bond ETF	1.1
BlackRock Cash Funds: Treasury, SL Agency Shares	0.3
iShares U.S. Long Government Bond Index Fund	0.1
BlackRock Cash Funds: Institutional, SL Agency Shares	—	(a)

(a)	Rounds to less than 0.1% of net assets.

18	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2055 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2055 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2055 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/14 to 12/31/14.	4.2%	N/A	N/A	N/A	N/A	N/A	N/A	12.8%	29.0%	52.1%	1.9%
01/01/15 to 12/31/15.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19.	0.9	N/A	N/A	N/A	N/A	N/A	0.1%	4.8	40.2	52.0	2.0
01/01/20 to 12/31/20.	0.8	N/A	N/A	N/A	N/A	N/A	0.2	4.8	39.9	52.9	1.4
01/01/21 to 12/31/21.	0.9	N/A	N/A	N/A	N/A	N/A	0.2	4.8	39.3	53.8	1.0
01/01/22 to 12/31/22.	0.3	0.0%	0.0%	0.6%	0.0%	0.0%	0.2	4.8	36.3	56.8	1.0
01/01/23 to 12/31/23.	N/A	0.0	0.0	0.7	0.0	0.0	0.3	4.4	34.5	57.8	2.3

 See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	19

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2055 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	21.61%	N/A	11.44%	N/A	8.32%	N/A
Investor A	21.31	N/A	11.17	N/A	8.05	N/A
Investor P	21.23	14.86%	11.17	9.98%	8.05	7.46%
Class K	21.60	N/A	11.50	N/A	8.37	N/A
LifePath Index 2055 Fund Custom Benchmark	21.57	N/A	11.51	N/A	8.35	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.46	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	1.24	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.88	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	2.27	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	1.43	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.42	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.57	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	3.97	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	11.80	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	7.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.1
Money Market Funds	0.2
Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	57.7%
iShares Core MSCI Total International Stock ETF	33.7
iShares Developed Real Estate Index Fund, Class K	4.4
Master Small Cap Index Series	2.9
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.3
BlackRock Cash Funds: Treasury, SL Agency Shares	0.2

(a)	Rounds to more than (0.1)% of net assets.

20	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath Index Fund commenced operations on February 29, 2016.

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2060 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2060 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2060 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
02/29/16 to 12/31/16.	1.0%	N/A	N/A	N/A	N/A	N/A	N/A	15.0%	30.9%	51.2%	1.9%
01/01/17 to 12/31/17.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18.	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19.	0.9	N/A	N/A	N/A	N/A	N/A	0.1%	4.8	40.2	52.0	2.0
01/01/20 to 12/31/20.	0.9	N/A	N/A	N/A	N/A	N/A	0.1	4.8	39.9	52.9	1.4
01/01/21 to 12/31/21.	0.9	N/A	N/A	N/A	N/A	N/A	0.1	4.8	39.3	53.9	1.0
01/01/22 to 12/31/22.	0.4	0.0%	0.0%	0.7%	0.0%	0.0%	0.1	4.8	36.3	56.7	1.0
01/01/23 to 12/31/23.	N/A	0.0	0.0	0.9	0.0	0.0	0.1	4.4	34.5	57.8	2.3

(a)	The LifePath Index Fund commenced operations on February 29, 2016.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	21

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2060 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		Since Inception(c)

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	21.61%	N/A	11.44%	N/A	10.71%	N/A
Investor A	21.30	N/A	11.17	N/A	10.44	N/A
Investor P	21.26	14.89%	11.16	9.97%	10.45	9.70%
Class K	21.66	N/A	11.51	N/A	10.77	N/A
LifePath Index 2060 Fund Custom Benchmark	21.58	N/A	11.51	N/A	10.72	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	2.44	N/A	2.35	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	1.03	N/A	0.85	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	2.70	N/A	3.33	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(1.23)	N/A	(0.78)	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	0.37	N/A	0.69	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	3.15	N/A	2.48	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	2.81	N/A	3.36	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	7.18	N/A	7.37	N/A
Russell 1000® Index	26.53	N/A	15.52	N/A	14.17	N/A
Russell 2000® Index	16.93	N/A	9.97	N/A	10.48	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath Index 2060 Fund commenced operations on February 29, 2016.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.1
Money Market Funds	0.5
Liabilities in Excess of Other Assets	(0.3)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	57.8%
iShares Core MSCI Total International Stock ETF	33.6
iShares Developed Real Estate Index Fund, Class K	4.4
Master Small Cap Index Series	2.9
iShares U.S. Long Credit Bond Index Fund	0.9
BlackRock Cash Funds: Institutional, SL Agency Shares	0.3
BlackRock Cash Funds: Treasury, SL Agency Shares	0.2
iShares TIPS Bond ETF	0.2

22	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2023	BlackRock LifePath® Index 2065 Fund

Investment Objective

BlackRock LifePath® Index 2065 Fund’s (“LifePath Index 2065 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The	LifePath Index Fund commenced operations on October 30, 2019.
(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2065 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2065 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2065 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
10/30/19 to 12/31/19.	1.0%	N/A	N/A	N/A	N/A	N/A	0.0%	4.8%	40.2%	52.0%	2.0%
01/01/20 to 12/31/20.	1.0	N/A	N/A	N/A	N/A	N/A	0.0	4.8	39.9	52.9	1.4
01/01/21 to 12/31/21.	1.1	N/A	N/A	N/A	N/A	N/A	0.0	4.8	39.3	53.8	1.0
01/01/22 to 12/31/22.	0.4	0.0%	0.0%	0.7%	0.0%	0.0%	0.0	4.8	36.3	56.8	1.0
01/01/23 to 12/31/23.	N/A	0.0	0.0	0.9	0.0	0.0	0.1	4.4	34.5	57.8	2.3

(a)	The LifePath Index Fund commenced operations on October 30, 2019.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	23

LifePath Index Fund Summary as of December 31, 2023 (continued)	BlackRock LifePath® Index 2065 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		Since Inception(c)

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	21.57%	N/A	9.11%	N/A
Investor A	21.33	N/A	8.85	N/A
Investor P	21.21	14.83%	8.84	7.45%
Class K	21.62	N/A	9.16	N/A
LifePath Index 2065 Fund Custom Benchmark	21.59	N/A	9.04	N/A
Bloomberg U.S. Intermediate Credit Bond Index	6.94	N/A	0.91	N/A
Bloomberg U.S. Intermediate Government Bond Index	4.30	N/A	0.04	N/A
Bloomberg U.S. Long Credit Bond Index	10.73	N/A	(1.41)	N/A
Bloomberg U.S. Long Government Bond Index	3.11	N/A	(5.04)	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	5.08	N/A	(0.92)	N/A
Bloomberg U.S. TIPS Index (Series-L)	3.90	N/A	2.06	N/A
FTSE EPRA Nareit Developed Index	9.68	N/A	(1.54)	N/A
MSCI ACWI ex USA IMI Index	15.62	N/A	5.05	N/A
Russell 1000® Index	26.53	N/A	13.03	N/A
Russell 2000® Index	16.93	N/A	7.73	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath Index 2065 Fund commenced operations on October 30, 2019.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Equity Funds	98.7%
Fixed-Income Funds	1.0
Money Market Funds	1.0
Liabilities in Excess of Other Assets	(0.7)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	57.8%
iShares Core MSCI Total International Stock ETF	33.5
iShares Developed Real Estate Index Fund, Class K	4.5
Master Small Cap Index Series	2.9
iShares U.S. Long Credit Bond Index Fund	0.9
BlackRock Cash Funds: Institutional, SL Agency Shares	0.8
BlackRock Cash Funds: Treasury, SL Agency Shares	0.2
iShares TIPS Bond ETF	0.1

24	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Except with respect to LifePath Index 2065 Fund, Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each LifePath Index Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s Manager and Administrator respectively, have contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waivers and/or reimbursements, each LifePath Index Fund’s performance would have been lower. With respect to each LifePath Index Fund’s contractual waivers, if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Funds’ changing asset allocations over time. As of December 31, 2023, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures with a maturity greater than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities. The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Index represents approximately 93% of the U.S. market. The Russell 2000® Index is an index that measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	25

Disclosure of Expenses (continued)

examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual		Hypothetical 5% Return

	Beginning Account Value (07/01/23)	Ending Account Value (12/31/23)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/23)	Ending Account Value (12/31/23)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$ 1,000.00	$ 1,046.40	$ 0.59	$ 1,000.00	$ 1,024.63	$ 0.58	0.11%
Investor A	1,000.00	1,045.80	1.88	1,000.00	1,023.37	1.86	0.36
Investor P	1,000.00	1,045.10	1.88	1,000.00	1,023.37	1.86	0.36
Class K	1,000.00	1,046.70	0.33	1,000.00	1,024.88	0.33	0.06
LifePath Index 2025 Fund
Institutional	1,000.00	1,048.40	0.59	1,000.00	1,024.63	0.58	0.11
Investor A	1,000.00	1,047.00	1.88	1,000.00	1,023.37	1.86	0.36
Investor P	1,000.00	1,046.50	1.88	1,000.00	1,023.37	1.86	0.36
Class K	1,000.00	1,047.90	0.33	1,000.00	1,024.88	0.33	0.06
LifePath Index 2030 Fund
Institutional	1,000.00	1,054.00	0.58	1,000.00	1,024.64	0.57	0.11
Investor A	1,000.00	1,053.20	1.87	1,000.00	1,023.38	1.85	0.36
Investor P	1,000.00	1,052.60	1.87	1,000.00	1,023.38	1.85	0.36
Class K	1,000.00	1,054.30	0.32	1,000.00	1,024.89	0.32	0.06
LifePath Index 2035 Fund
Institutional	1,000.00	1,059.40	0.57	1,000.00	1,024.65	0.56	0.11
Investor A	1,000.00	1,058.10	1.87	1,000.00	1,023.39	1.84	0.36
Investor P	1,000.00	1,058.30	1.87	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,059.70	0.31	1,000.00	1,024.90	0.31	0.06
LifePath Index 2040 Fund
Institutional	1,000.00	1,064.70	0.57	1,000.00	1,024.65	0.56	0.11
Investor A	1,000.00	1,063.40	1.87	1,000.00	1,023.39	1.84	0.36
Investor P	1,000.00	1,063.50	1.87	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,065.00	0.31	1,000.00	1,024.90	0.31	0.06
LifePath Index 2045 Fund
Institutional	1,000.00	1,070.20	0.57	1,000.00	1,024.65	0.56	0.11
Investor A	1,000.00	1,068.50	1.88	1,000.00	1,023.39	1.84	0.36
Investor P	1,000.00	1,068.70	1.88	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	1,069.90	0.31	1,000.00	1,024.90	0.31	0.06
LifePath Index 2050 Fund
Institutional	1,000.00	1,072.90	0.58	1,000.00	1,024.64	0.57	0.11
Investor A	1,000.00	1,071.70	1.89	1,000.00	1,023.38	1.84	0.36
Investor P	1,000.00	1,071.80	1.89	1,000.00	1,023.38	1.84	0.36
Class K	1,000.00	1,073.20	0.32	1,000.00	1,024.90	0.31	0.06
LifePath Index 2055 Fund
Institutional	1,000.00	1,073.90	0.59	1,000.00	1,024.64	0.57	0.11
Investor A	1,000.00	1,072.20	1.89	1,000.00	1,023.38	1.85	0.36
Investor P	1,000.00	1,071.80	1.89	1,000.00	1,023.38	1.85	0.36
Class K	1,000.00	1,073.60	0.32	1,000.00	1,024.89	0.32	0.06
LifePath Index 2060 Fund
Institutional	1,000.00	1,073.50	0.59	1,000.00	1,024.64	0.57	0.11
Investor A	1,000.00	1,072.30	1.89	1,000.00	1,023.38	1.85	0.36
Investor P	1,000.00	1,072.40	1.89	1,000.00	1,023.38	1.85	0.36
Class K	1,000.00	1,074.40	0.33	1,000.00	1,024.89	0.32	0.06
LifePath Index 2065 Fund
Institutional	1,000.00	1,074.00	0.59	1,000.00	1,024.64	0.58	0.11
Investor A	1,000.00	1,072.90	1.89	1,000.00	1,023.38	1.85	0.36
Investor P	1,000.00	1,071.90	1.90	1,000.00	1,023.38	1.85	0.36
Class K	1,000.00	1,073.40	0.33	1,000.00	1,024.89	0.32	0.06

(a)

For each class of the LifePath Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

26	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Derivative Financial Instruments

The LifePath Index Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the LifePath Index Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The LifePath Index Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Index Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Index Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	27

Schedule of Investments December 31, 2023	BlackRock LifePath® Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.1%
iShares Core MSCI Total International Stock ETF(b)	14,534,295	$943,711,774
iShares Developed Real Estate Index Fund, Class K	17,859,304	170,020,579
Large Cap Index Master Portfolio	$1,709,963,882	1,709,963,882
Master Small Cap Index Series	$169,246,417	169,246,417

		2,992,942,652

Fixed-Income Funds — 59.9%
iShares TIPS Bond ETF(b)	5,373,307	577,576,769
iShares U.S. Intermediate Credit Bond Index Fund	72,959,994	725,951,944
iShares U.S. Intermediate Government Bond Index Fund	145,625,659	1,427,131,462
iShares U.S. Long Credit Bond Index Fund	16,654,294	159,548,136
iShares U.S. Long Government Bond Index Fund	54,830,980	466,063,329
iShares U.S. Securitized Bond Index Fund	118,105,747	1,123,185,653

		4,479,457,293

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	17,231,903	$17,242,242
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)	14,730,357	14,730,357

		31,972,599

Total Investments — 100.4% (Cost: $6,464,814,373)		7,504,372,544

Liabilities in Excess of Other Assets — (0.4)%		(28,616,762)

Net Assets — 100.0%		$7,475,755,782

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$17,241,427	(a)	$—		$313	$502	$17,242,242	17,231,903	$28,939	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,510,487	7,219,870	(a)	—		—	—	14,730,357	14,730,357	394,357		—
iShares Core MSCI Total International Stock ETF	995,962,402	90,785,022		(257,812,208)		17,552,735	97,223,823	943,711,774	14,534,295	29,424,216		—
iShares Developed Real Estate Index Fund, Class K	157,292,190	13,867,916		(12,064,062)		(2,621,744)	13,546,279	170,020,579	17,859,304	5,137,959		—
iShares TIPS Bond ETF	574,591,540	50,397,080		(52,725,687)		(5,832,779)	11,146,615	577,576,769	5,373,307	15,760,169		—
iShares U.S. Intermediate Credit Bond Index Fund	525,053,143	242,398,442		(61,033,004)		(2,117,872)	21,651,235	725,951,944	72,959,994	24,412,875		—
iShares U.S. Intermediate Government Bond Index Fund	1,376,377,175	313,199,921		(288,213,298)		(9,908,255)	35,675,919	1,427,131,462	145,625,659	31,748,788		—
iShares U.S. Long Credit Bond Index Fund	237,751,964	15,101,072		(105,961,529)		(6,389,978)	19,046,607	159,548,136	16,654,294	9,110,294		—
iShares U.S. Long Government Bond Index Fund	473,021,649	121,229,000		(128,546,863)		(23,165,808)	23,525,351	466,063,329	54,830,980	18,153,608		—
iShares U.S. Securitized Bond Index Fund	1,119,281,630	96,105,000		(108,662,352)		(8,258,559)	24,719,934	1,123,185,653	118,105,747	38,271,855		—
Large Cap Index Master Portfolio	1,489,719,648	—		(138,561,293	)(a)(c)	1,493,342	357,312,185	1,709,963,882	$1,709,963,882	26,131,537		—
Master Small Cap Index Series	222,346,539	—		(82,465,688	)(a)(c)	8,619,201	20,746,365	169,246,417	$169,246,417	3,485,420		—

						$(30,629,404)	$624,594,815	$7,504,372,544		$202,060,017		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

28	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,113,732,353	$—	$—	$1,113,732,353
Fixed-Income Funds	4,479,457,293	—	—	4,479,457,293
Money Market Funds	31,972,599	—	—	31,972,599

	$5,625,162,245	$—	$—	5,625,162,245

Investments Valued at NAV(a)				1,879,210,299

				$7,504,372,544

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 43.1%
iShares Core MSCI Total International Stock ETF	14,120,453	$916,841,013
iShares Developed Real Estate Index Fund, Class K	16,255,207	154,749,575
Large Cap Index Master Portfolio	$1,637,576,104	1,637,576,104
Master Small Cap Index Series	$156,302,229	156,302,229

		2,865,468,921

Fixed-Income Funds — 56.8%
iShares TIPS Bond ETF	4,725,448	507,938,406
iShares U.S. Intermediate Credit Bond Index Fund	68,236,495	678,953,128
iShares U.S. Intermediate Government Bond Index Fund	105,968,703	1,038,493,290
iShares U.S. Long Credit Bond Index Fund	16,368,250	156,807,838
iShares U.S. Long Government Bond Index Fund	54,185,599	460,577,596
iShares U.S. Securitized Bond Index Fund	97,947,078	931,476,716

		3,774,246,974

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)	10,791,524	$10,791,524

Total Investments — 100.1% (Cost: $5,776,935,615)		6,650,507,419

Liabilities in Excess of Other Assets — (0.1)%		(5,850,098)

Net Assets — 100.0%		$6,644,657,321

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$35,909,984	$—	$(35,911,978	)(b)	$2,711	$(717)	$—	—	$24,725	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,942,609	—	(1,151,085	)(b)	—	—	10,791,524	10,791,524	375,185		—
iShares Core MSCI Total International Stock ETF	968,969,832	71,876,055	(234,508,954)		8,136,055	102,368,025	916,841,013	14,120,453	29,194,908		—
iShares Developed Real Estate Index Fund, Class K	127,268,854	23,901,150	(6,663,047)		(893,384)	11,136,002	154,749,575	16,255,207	4,485,865		—
iShares TIPS Bond ETF	459,679,554	68,624,735	(24,773,289)		(5,081,081)	9,488,487	507,938,406	4,725,448	13,359,772		—
iShares U.S. Intermediate Credit Bond Index Fund	409,141,580	276,362,055	(22,789,999)		(806,369)	17,045,861	678,953,128	68,236,495	19,145,716		—
iShares U.S. Intermediate Government Bond Index Fund	885,229,488	221,304,164	(85,955,168)		(3,333,391)	21,248,197	1,038,493,290	105,968,703	22,513,001		—
iShares U.S. Long Credit Bond Index Fund	229,579,317	21,565,501	(105,816,335)		(7,268,671)	18,748,026	156,807,838	16,368,250	10,352,579		—
iShares U.S. Long Government Bond Index Fund	410,854,806	134,362,113	(86,592,188)		(15,906,950)	17,859,815	460,577,596	54,185,599	16,423,338		—
iShares U.S. Securitized Bond Index Fund	833,833,202	122,053,522	(38,074,191)		(2,962,930)	16,627,113	931,476,716	97,947,078	30,188,455		—
Large Cap Index Master Portfolio	1,462,658,023	—	(174,159,787	)(b)(d)	(1,413,210)	350,491,078	1,637,576,104	$1,637,576,104	25,590,842		—
Master Small Cap Index Series	172,036,530	—	(40,658,191	)(b)(d)	1,881,638	23,042,252	156,302,229	$156,302,229	2,909,827		—

					$(27,645,582)	$588,054,139	$6,650,507,419		$174,564,213		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

30	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,071,590,588	$—	$—	$1,071,590,588
Fixed-Income Funds	3,774,246,974	—	—	3,774,246,974
Money Market Funds	10,791,524	—	—	10,791,524

	$4,856,629,086	$—	$—	4,856,629,086

Investments Valued at NAV(a)				1,793,878,333

				$6,650,507,419

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 56.1%
iShares Core MSCI Total International Stock ETF(b)	33,865,633	$2,198,895,551
iShares Developed Real Estate Index Fund, Class K	33,830,671	322,067,992
Large Cap Index Master Portfolio	$3,830,413,454	3,830,413,454
Master Small Cap Index Series	$294,405,688	294,405,688

		6,645,782,685

Fixed-Income Funds — 43.8%
iShares TIPS Bond ETF	7,392,216	794,589,298
iShares U.S. Intermediate Credit Bond Index Fund	81,936,715	815,270,319
iShares U.S. Intermediate Government Bond Index Fund	117,552,530	1,152,014,796
iShares U.S. Long Credit Bond Index Fund	50,932,113	487,929,647
iShares U.S. Long Government Bond Index Fund	81,526,919	692,978,811
iShares U.S. Securitized Bond Index Fund	131,397,816	1,249,593,226

		5,192,376,097

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	4,214,150	$4,216,678
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)	26,965,384	26,965,384

		31,182,062

Total Investments — 100.2% (Cost: $9,897,939,111)		11,869,340,844

Liabilities in Excess of Other Assets — (0.2)%		(18,389,462)

Net Assets — 100.0%		$11,850,951,382

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$4,212,674	(a)	$—	$2,365	$1,639	$4,216,678	4,214,150	$47,994	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,274,503	21,690,881	(a)	—	—	—	26,965,384	26,965,384	831,204		—
iShares Core MSCI Total International Stock ETF	2,093,914,920	200,025,685		(342,950,685)	5,352,609	242,553,022	2,198,895,551	33,865,633	68,446,805		—
iShares Developed Real Estate Index Fund, Class K	276,799,500	29,753,727		(5,030,881)	(917,677)	21,463,323	322,067,992	33,830,671	9,524,627		—
iShares TIPS Bond ETF	685,735,123	123,024,489		(20,978,490)	(4,607,743)	11,415,919	794,589,298	7,392,216	20,640,689		—
iShares U.S. Intermediate Credit Bond Index Fund	511,011,250	297,778,915		(13,023,468)	(524,301)	20,027,923	815,270,319	81,936,715	22,139,006		—
iShares U.S. Intermediate Government Bond Index Fund	924,843,207	259,820,881		(52,712,992)	(2,665,617)	22,729,317	1,152,014,796	117,552,530	25,532,861		—
iShares U.S. Long Credit Bond Index Fund	479,657,829	61,602,747		(83,013,832)	(6,301,751)	35,984,654	487,929,647	50,932,113	25,231,011		—
iShares U.S. Long Government Bond Index Fund	537,624,735	165,055,166		(12,834,780)	(2,763,769)	5,897,459	692,978,811	81,526,919	21,562,177		—
iShares U.S. Securitized Bond Index Fund	1,058,165,089	197,140,800		(24,118,612)	(2,026,465)	20,432,414	1,249,593,226	131,397,816	39,470,109		—

32	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$3,269,247,166	$—		$(231,892,469	)(a)(c)	$(7,169,434)	$800,228,191	$3,830,413,454	$3,830,413,454	$58,194,885	$—
Master Small Cap Index Series	231,709,920	21,064,083	(a)(c)	—		1,141,256	40,490,429	294,405,688	$294,405,688	4,497,122	—

						$(20,480,527)	$1,221,224,290	$11,869,340,844		$296,118,490	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,520,963,543	$—	$—	$2,520,963,543
Fixed-Income Funds	5,192,376,097	—	—	5,192,376,097
Money Market Funds	31,182,062	—	—	31,182,062

	$7,744,521,702	$—	$—	7,744,521,702

Investments Valued at NAV(a)				4,124,819,142

				$11,869,340,844

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 67.7%
iShares Core MSCI Total International Stock ETF(b)	30,598,265	$1,986,745,346
iShares Developed Real Estate Index Fund, Class K	31,062,379	295,713,851
Large Cap Index Master Portfolio	$3,440,282,293	3,440,282,293
Master Small Cap Index Series	$224,095,551	224,095,551

		5,946,837,041

Fixed-Income Funds — 32.2%
iShares TIPS Bond ETF	4,682,863	503,360,944
iShares U.S. Intermediate Credit Bond Index Fund	39,130,278	389,346,265
iShares U.S. Intermediate Government Bond Index Fund	53,956,654	528,775,210
iShares U.S. Long Credit Bond Index Fund	38,703,639	370,780,858
iShares U.S. Long Government Bond Index Fund	44,735,558	380,252,240
iShares U.S. Securitized Bond Index Fund	69,190,933	658,005,770

		2,830,521,287

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	1,009,931	$1,010,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)	30,762,070	30,762,070

		31,772,607

Total Investments — 100.3% (Cost: $7,279,740,042)		8,809,130,935

Liabilities in Excess of Other Assets — (0.3)%		(26,197,312)

Net Assets — 100.0%		$8,782,933,623

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$131,684	$865,501	(a)	$—	$13,337	$15	$1,010,537	1,009,931	$19,930	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,490,298	22,271,772	(a)	—	—	—	30,762,070	30,762,070	801,068		—
iShares Core MSCI Total International Stock ETF	1,699,929,870	297,367,571		(218,629,053)	(16,892,491)	224,969,449	1,986,745,346	30,598,265	60,208,276		—
iShares Developed Real Estate Index Fund, Class K	227,780,329	55,068,216		(6,739,473)	(1,699,844)	21,304,623	295,713,851	31,062,379	8,515,568		—
iShares TIPS Bond ETF	378,439,543	128,209,553		(7,150,273)	(1,588,791)	5,450,912	503,360,944	4,682,863	12,205,556		—
iShares U.S. Intermediate Credit Bond Index Fund	241,059,275	141,578,394		(3,093,236)	(154,779)	9,956,611	389,346,265	39,130,278	10,879,087		—
iShares U.S. Intermediate Government Bond Index Fund	340,850,850	183,998,926		(4,550,605)	(221,830)	8,697,869	528,775,210	53,956,654	10,493,261		—
iShares U.S. Long Credit Bond Index Fund	313,040,066	69,373,427		(32,580,057)	(2,584,630)	23,532,052	370,780,858	38,703,639	17,282,628		—
iShares U.S. Long Government Bond Index Fund	268,644,814	113,083,506		(3,265,420)	(863,928)	2,653,268	380,252,240	44,735,558	11,316,095		—
iShares U.S. Securitized Bond Index Fund	500,015,858	154,152,214		(5,953,854)	(605,575)	10,397,127	658,005,770	69,190,933	19,781,437		—
Large Cap Index Master Portfolio	2,702,987,818	59,978,550	(a)(c)	—	(10,081,226)	687,397,151	3,440,282,293	$3,440,282,293	49,965,726		—
Master Small Cap Index Series	123,113,851	72,235,088	(a)(c)	—	45,834	28,700,778	224,095,551	$224,095,551	2,836,715		—

					$(34,633,923)	$1,023,059,855	$8,809,130,935		$204,305,347		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

34	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,282,459,197	$—	$—	$2,282,459,197
Fixed-Income Funds	2,830,521,287	—	—	2,830,521,287
Money Market Funds	31,772,607	—	—	31,772,607

	$5,144,753,091	$—	$—	5,144,753,091

Investments Valued at NAV(a)				3,664,377,844

				$8,809,130,935

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 79.0%
iShares Core MSCI Total International Stock ETF(b)	46,040,973	$2,989,440,377
iShares Developed Real Estate Index Fund, Class K	47,002,082	447,459,821
Large Cap Index Master Portfolio	$5,153,013,693	5,153,013,693
Master Small Cap Index Series	$297,642,374	297,642,374

		8,887,556,265

Fixed-Income Funds — 21.0%
iShares TIPS Bond ETF(b)	4,443,152	477,594,408
iShares U.S. Intermediate Credit Bond Index Fund	26,863,275	267,289,582
iShares U.S. Intermediate Government Bond Index Fund	29,989,120	293,893,372
iShares U.S. Long Credit Bond Index Fund	48,557,257	465,178,520
iShares U.S. Long Government Bond Index Fund	36,998,342	314,485,905
iShares U.S. Securitized Bond Index Fund	56,320,930	535,612,041

		2,354,053,828

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	17,522,889	$17,533,403
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)	29,141,565	29,141,565

		46,674,968

Total Investments — 100.4% (Cost: $8,760,500,454)		11,288,285,061

Liabilities in Excess of Other Assets — (0.4)%		(41,682,389)

Net Assets — 100.0%		$11,246,602,672

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$17,523,588	(a)	$—	$4,576	$5,239	$17,533,403	17,522,889	$61,147	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,930,447	19,211,118	(a)	—	—	—	29,141,565	29,141,565	970,232		—
iShares Core MSCI Total International Stock ETF	2,566,076,287	355,014,677		(245,455,802)	(8,160,418)	321,965,633	2,989,440,377	46,040,973	90,811,707		—
iShares Developed Real Estate Index Fund, Class K	346,328,466	75,253,075		(3,786,897)	(793,065)	30,458,242	447,459,821	47,002,082	12,905,469		—
iShares TIPS Bond ETF	358,214,879	118,108,867		(2,435,840)	(550,374)	4,256,876	477,594,408	4,443,152	11,626,600		—
iShares U.S. Intermediate Credit Bond Index Fund	147,177,930	113,934,899		(422,186)	(29,194)	6,628,133	267,289,582	26,863,275	7,098,137		—
iShares U.S. Intermediate Government Bond Index Fund	150,198,746	140,229,920		(494,236)	(31,447)	3,990,389	293,893,372	29,989,120	5,465,393		—
iShares U.S. Long Credit Bond Index Fund	402,128,191	75,107,994		(38,300,663)	(2,883,158)	29,126,156	465,178,520	48,557,257	21,483,611		—
iShares U.S. Long Government Bond Index Fund	212,710,145	100,977,846		(515,003)	(198,299)	1,511,216	314,485,905	36,998,342	9,260,831		—
iShares U.S. Securitized Bond Index Fund	396,409,965	131,715,241		(935,270)	(141,334)	8,563,439	535,612,041	56,320,930	15,826,847		—

36	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$4,136,964,921	$—		$(3,663,273	)(a)(c)	$(14,428,372)	$1,034,140,417	$5,153,013,693	$5,153,013,693	$75,269,959	$—
Master Small Cap Index Series	118,270,322	142,075,117	(a)(c)	—		952,634	36,344,301	297,642,374	$297,642,374	3,260,454	—

						$(26,258,451)	$1,476,990,041	$11,288,285,061		$254,040,387	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$3,436,900,198	$—	$—	$3,436,900,198
Fixed-Income Funds	2,354,053,828	—	—	2,354,053,828
Money Market Funds	46,674,968	—	—	46,674,968

	$5,837,628,994	$—	$—	5,837,628,994

Investments Valued at NAV(a)				5,450,656,067

				$11,288,285,061

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 89.1%
iShares Core MSCI Total International Stock ETF(b)	34,661,134	$2,250,547,431
iShares Developed Real Estate Index Fund, Class K	35,030,347	333,488,900
Large Cap Index Master Portfolio	$3,866,914,226	3,866,914,226
Master Small Cap Index Series	$202,484,078	202,484,078

		6,653,434,635

Fixed-Income Funds — 10.8%
iShares TIPS Bond ETF(b)	1,833,488	197,081,625
iShares U.S. Intermediate Credit Bond Index Fund	2,886,432	28,720,000
iShares U.S. Intermediate Government Bond Index Fund	1,440,068	14,112,667
iShares U.S. Long Credit Bond Index Fund	34,439,195	329,927,491
iShares U.S. Long Government Bond Index Fund	7,608,369	64,671,133
iShares U.S. Securitized Bond Index Fund	17,817,443	169,443,881

		803,956,797

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	6,864,623	$6,868,742
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)	18,889,377	18,889,377

		25,758,119

Total Investments — 100.3% (Cost: $5,853,664,679)		7,483,149,551

Liabilities in Excess of Other Assets — (0.3)%		(19,422,656)

Net Assets — 100.0%		$7,463,726,895

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,604,324	$—		$(15,742,664	)(a)	$7,967	$(885)	$6,868,742	6,864,623	$38,090	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,963,435	15,925,942	(a)	—		—	—	18,889,377	18,889,377	715,548		—
iShares Core MSCI Total International Stock ETF	1,773,193,506	407,061,261		(153,425,137)		(18,663,940)	242,381,741	2,250,547,431	34,661,134	66,929,413		—
iShares Developed Real Estate Index Fund, Class K	239,833,349	74,189,193		(2,220,124)		(671,752)	22,358,234	333,488,900	35,030,347	9,421,911		—
iShares TIPS Bond ETF	128,069,460	70,011,573		(2,270,450)		(495,342)	1,766,384	197,081,625	1,833,488	4,497,235		—
iShares U.S. Intermediate Credit Bond Index Fund	526,865	27,719,722		(38,623)		(2,712)	514,748	28,720,000	2,886,432	299,135		—
iShares U.S. Intermediate Government Bond Index Fund	—	13,885,553		(29,120)		(1,283)	257,517	14,112,667	1,440,068	146,745		—
iShares U.S. Long Credit Bond Index Fund	219,175,996	95,396,269		(672,331)		(170,147)	16,197,704	329,927,491	34,439,195	13,900,737		—
iShares U.S. Long Government Bond Index Fund	27,684,246	36,484,851		(131,064)		(47,742)	680,842	64,671,133	7,608,369	1,575,020		—
iShares U.S. Securitized Bond Index Fund	109,867,118	57,395,020		(360,177)		(54,170)	2,596,090	169,443,881	17,817,443	4,727,537		—

38	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$2,879,759,331	$253,418,838	(a)(c)	$—	$(13,571,100)	$747,307,157	$3,866,914,226	$3,866,914,226	$54,368,487	$—
Master Small Cap Index Series	56,668,668	121,441,381	(a)(c)	—	(93,284)	24,467,313	202,484,078	$202,484,078	1,876,350	—

					$(33,763,505)	$1,058,526,845	$7,483,149,551		$158,496,208	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,584,036,331	$—	$—	$2,584,036,331
Fixed-Income Funds	803,956,797	—	—	803,956,797
Money Market Funds	25,758,119	—	—	25,758,119

	$3,413,751,247	$—	$—	3,413,751,247

Investments Valued at NAV(a)				4,069,398,304

				$7,483,149,551

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 96.0%
iShares Core MSCI Total International Stock ETF(b)	39,247,182	$2,548,319,527
iShares Developed Real Estate Index Fund, Class K	36,535,448	347,817,462
Large Cap Index Master Portfolio	$4,365,601,299	4,365,601,299
Master Small Cap Index Series	$220,419,348	220,419,348

		7,482,157,636

Fixed-Income Funds — 3.9%
iShares TIPS Bond ETF	777,844	83,610,452
iShares U.S. Long Credit Bond Index Fund	22,409,699	214,684,913
iShares U.S. Long Government Bond Index Fund	865,096	7,353,312

		305,648,677

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	1,768,411	$1,769,472
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)	19,180,803	19,180,803

		20,950,275

Total Investments — 100.2% (Cost: $5,995,001,856)		7,808,756,588

Liabilities in Excess of Other Assets — (0.2)%		(13,277,557)

Net Assets — 100.0%		$7,795,479,031

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$48,366,043	$—		$(46,601,761	)(a)	$6,311	$(1,121	) $	1,769,472	1,768,411	$10,959	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,651,195	15,529,608	(a)	—		—	—		19,180,803	19,180,803	767,022		—
iShares Core MSCI Total International Stock ETF	1,953,737,953	499,385,627		(154,429,527)		(19,596,897)	269,222,371		2,548,319,527	39,247,182	75,217,844		—
iShares Developed Real Estate Index Fund, Class K	264,508,436	76,682,068		(16,375,335)		(3,603,046)	26,605,339		347,817,462	36,535,448	10,073,484		—
iShares TIPS Bond ETF	47,070,961	39,428,124		(3,365,867)		(708,253)	1,185,487		83,610,452	777,844	1,826,025		—
iShares U.S. Long Credit Bond Index Fund	105,431,254	99,897,703		(263,336)		(66,643)	9,685,935		214,684,913	22,409,699	7,943,732		—
iShares U.S. Long Government Bond Index Fund	719,406	6,507,925		(8,127)		(2,961)	137,069		7,353,312	865,096	141,732		—
Large Cap Index Master Portfolio	3,168,904,503	380,340,298	(a)(c)	—		(15,508,160)	831,864,658		4,365,601,299	$4,365,601,299	60,540,323		—
Master Small Cap Index Series	58,228,378	136,176,261	(a)(c)	—		(996,036)	27,010,745		220,419,348	$220,419,348	1,894,823		—

						$(40,475,685)	$1,165,710,483		$7,808,756,588		$158,415,944		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

40	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,896,136,989	$—	$—	$2,896,136,989
Fixed-Income Funds	305,648,677	—	—	305,648,677
Money Market Funds	20,950,275	—	—	20,950,275

	$3,222,735,941	$—	$—	3,222,735,941

Investments Valued at NAV(a)				4,586,020,647

				$7,808,756,588

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF	25,851,940	$1,678,566,464
iShares Developed Real Estate Index Fund, Class K	23,168,395	220,563,126
Large Cap Index Master Portfolio	$2,878,081,887	2,878,081,887
Master Small Cap Index Series	$143,368,915	143,368,915

		4,920,580,392

Fixed-Income Funds — 1.1%
iShares TIPS Bond ETF	138,888	14,929,071
iShares U.S. Long Credit Bond Index Fund	4,007,238	38,389,336

		53,318,407

Security	Shares	Value

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)	9,994,833	$9,994,833

Total Investments — 100.0% (Cost: $3,956,083,205)		4,983,893,632

Liabilities in Excess of Other Assets — 0.0%		(338,030)

Net Assets — 100.0%		$4,983,555,602

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$275,898,404	$—		$(275,925,704	)(b)	$27,343	$(43)	$—	—	$5,869	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,614,281	7,380,552	(b)	—		—	—	9,994,833	9,994,833	531,847		—
iShares Core MSCI Total International Stock ETF	1,196,111,500	407,615,779		(83,504,588)		(12,288,298)	170,632,071	1,678,566,464	25,851,940	48,642,320		—
iShares Developed Real Estate Index Fund, Class K	161,393,638	55,949,013		(10,843,578)		(2,833,037)	16,897,090	220,563,126	23,168,395	6,284,596		—
iShares TIPS Bond ETF	7,798,114	7,021,735		(10,276)		(2,653)	122,151	14,929,071	138,888	319,248		—
iShares U.S. Long Credit Bond Index Fund	26,062,783	10,344,061		—		—	1,982,492	38,389,336	4,007,238	1,614,182		—
Large Cap Index Master Portfolio	1,940,060,778	418,649,119	(b)(d)	—		(11,306,839)	530,678,829	2,878,081,887	$2,878,081,887	38,607,385		—
Master Small Cap Index Series	34,923,955	91,860,627	(b)(d)	—		(1,322,449)	17,906,782	143,368,915	$143,368,915	1,189,294		—

						$(27,725,933)	$738,219,372	$4,983,893,632		$97,194,741		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

42	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,899,129,590	$—	$—	$1,899,129,590
Fixed-Income Funds	53,318,407	—	—	53,318,407
Money Market Funds	9,994,833	—	—	9,994,833

	$1,962,442,830	$—	$—	1,962,442,830

Investments Valued at NAV(a)				3,021,450,802

				$4,983,893,632

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF(b)	13,787,718	$895,236,530
iShares Developed Real Estate Index Fund, Class K	12,502,775	119,026,419
Large Cap Index Master Portfolio	$1,540,066,537	1,540,066,537
Master Small Cap Index Series	$76,711,374	76,711,374

		2,631,040,860

Fixed-Income Funds — 1.1%
iShares TIPS Bond ETF(b)	35,388	3,803,856
iShares U.S. Long Credit Bond Index Fund	2,506,342	24,010,756

		27,814,612

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	9,213,808	$9,219,336
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)	5,240,870	5,240,870

		14,460,206

Total Investments — 100.3% (Cost: $2,243,044,251)		2,673,315,678

Liabilities in Excess of Other Assets — (0.3)%		(8,219,095)

Net Assets — 100.0%		$2,665,096,583

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,637,400	$7,577,060	(a)	$—	$5,687	$(811)	$9,219,336	9,213,808	$11,071	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	862,982	4,377,888	(a)	—	—	—	5,240,870	5,240,870	311,724		—
iShares Core MSCI Total International Stock ETF	565,695,620	292,231,273		(42,033,500)	(7,103,490)	86,446,627	895,236,530	13,787,718	25,183,671		—
iShares Developed Real Estate Index Fund, Class K	76,483,865	40,278,076		(5,435,339)	(1,505,819)	9,205,636	119,026,419	12,502,775	3,253,652		—
iShares TIPS Bond ETF	2,280,158	1,498,446		—	—	25,252	3,803,856	35,388	87,736		—
iShares U.S. Long Credit Bond Index Fund	13,732,900	9,025,704		—	—	1,252,152	24,010,756	2,506,342	929,444		—
Large Cap Index Master Portfolio	914,724,274	362,438,641	(a)(c)	—	(6,654,947)	269,558,569	1,540,066,537	$1,540,066,537	19,534,528		—
Master Small Cap Index Series	16,406,516	51,502,874	(a)(c)	—	(885,279)	9,687,263	76,711,374	$76,711,374	618,263		—

					$(16,143,848)	$376,174,688	$2,673,315,678		$49,930,089		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

44	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,014,262,949	$—	$—	$1,014,262,949
Fixed-Income Funds	27,814,612	—	—	27,814,612
Money Market Funds	14,460,206	—	—	14,460,206

	$1,056,537,767	$—	$—	1,056,537,767

Investments Valued at NAV(a)				1,616,777,911

				$2,673,315,678

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments December 31, 2023	BlackRock LifePath® Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF(b)	2,841,573	$184,503,335
iShares Developed Real Estate Index Fund, Class K	2,570,609	24,472,199
Large Cap Index Master Portfolio	$317,978,282	317,978,282
Master Small Cap Index Series	$15,784,288	15,784,288

		542,738,104

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	6,062	651,604
iShares U.S. Long Credit Bond Index Fund	522,601	5,006,516

		5,658,120

Security	Shares	Value

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	4,462,553	$4,465,231
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)	1,099,192	1,099,192

		5,564,423

Total Investments — 100.7% (Cost: $486,202,167)		553,960,647

Liabilities in Excess of Other Assets — (0.7)%		(3,804,122)

Net Assets — 100.0%		$550,156,525

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$4,465,253	(a)	$—	$(3)	$(19	) $	4,465,231	4,462,553	$810	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	832,979	266,213	(a)	—	—	—		1,099,192	1,099,192	73,273		—

iShares Core MSCI Total International Stock ETF	88,900,207	88,800,726		(7,840,507)	(1,550,711)	16,193,620		184,503,335	2,841,573	4,961,990		—

iShares Developed Real Estate Index Fund, Class K	12,057,092	12,127,149		(1,379,513)	(403,866)	2,071,337		24,472,199	2,570,609	623,917		—

iShares TIPS Bond ETF	—	643,559		—	—	8,045		651,604	6,062	7,944		—

iShares U.S. Long Credit Bond Index Fund	2,576,847	2,181,151		—	—	248,518		5,006,516	522,601	189,921		—

Large Cap Index Master Portfolio	143,985,307	124,521,485	(a)(c)	—	(1,306,212)	50,777,702		317,978,282	$317,978,282	3,622,631		—

Master Small Cap Index Series	2,524,461	11,417,417	(a)(c)	—	(199,416)	2,041,826		15,784,288	$15,784,288	119,343		—

					$(3,460,208)	$71,341,029		$553,960,647		$9,599,829		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

46	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) December 31, 2023	BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$208,975,534	$—	$—	$208,975,534
Fixed-Income Funds	5,658,120	—	—	5,658,120
Money Market Funds	5,564,423	—	—	5,564,423

	$220,198,077	$—	$—	220,198,077

Investments Valued at NAV(a)				333,762,570

				$553,960,647

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities

December 31, 2023

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$7,504,372,544	$6,650,507,419	$11,869,340,844	$8,809,130,935
Receivables:
Investments sold	136,706,989	164,108,285	132,649,016	60,633,038
Securities lending income — affiliated	3,438	1,815	2,464	915
Capital shares sold	12,554,072	12,387,433	16,538,334	13,700,520
Dividends — affiliated	10,064,971	8,481,048	11,775,612	6,404,549

Total assets	7,663,702,014	6,835,486,000	12,030,306,270	8,889,869,957

LIABILITIES
Collateral on securities loaned	17,234,050	—	4,212,846	1,006,745
Payables:
Investments purchased	147,766,366	173,363,978	148,759,381	80,764,268
Administration fees	344,987	231,444	490,294	298,826
Capital shares redeemed	22,019,299	17,060,859	25,322,976	24,735,355
Investment advisory fees	98,480	80,269	98,385	44,962
Trustees’ and Officer’s fees	14,042	12,496	20,936	15,476
Professional fees	39,876	41,038	38,866	33,590
Service fees	429,132	38,595	411,204	37,112

Total liabilities	187,946,232	190,828,679	179,354,888	106,936,334

Commitments and contingent liabilities

NET ASSETS	$7,475,755,782	$6,644,657,321	$11,850,951,382	$8,782,933,623

NET ASSETS CONSIST OF
Paid-in capital	$6,261,811,944	$5,654,577,797	$9,778,425,822	$7,284,802,127
Accumulated earnings	1,213,943,838	990,079,524	2,072,525,560	1,498,131,496

NET ASSETS	$7,475,755,782	$6,644,657,321	$11,850,951,382	$8,782,933,623

(a) Investments, at cost — affiliated	$6,464,814,373	$5,776,935,615	$9,897,939,111	$7,279,740,042
(b) Securities loaned, at value	$16,830,349	$—	$4,129,548	$986,936

48	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (continued)

December 31, 2023

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

NET ASSET VALUE

Institutional
Net assets	$375,484,068	$193,922,551	$555,486,207	$210,652,642

Shares outstanding	28,359,706	13,000,707	34,547,970	12,063,863

Net asset value	$13.24	$14.92	$16.08	$17.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$148,579,234	$89,103,129	$175,082,163	$128,043,394

Shares outstanding	11,234,498	5,980,096	10,890,349	7,351,955

Net asset value	$13.23	$14.90	$16.08	$17.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P
Net assets	$1,882,403,946	$96,241,263	$1,791,479,116	$52,819,000

Shares outstanding	142,486,564	6,475,530	111,532,801	3,039,697

Net asset value	$13.21	$14.86	$16.06	$17.38

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$5,069,288,534	$6,265,390,378	$9,328,903,896	$8,391,418,587

Shares outstanding	383,131,590	419,856,040	580,776,710	481,036,801

Net asset value	$13.23	$14.92	$16.06	$17.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	49

Statements of Assets and Liabilities (continued)

December 31, 2023

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$11,288,285,061	$7,483,149,551	$7,808,756,588	$4,983,893,632
Receivables:
Investments sold	48,127,527	11,446,621	—	—
Securities lending income — affiliated	4,941	143	429	—
Capital shares sold	16,098,560	14,983,957	15,731,556	16,805,565
Dividends — affiliated	5,433,581	1,995,756	858,089	187,802

Total assets	11,357,949,670	7,511,576,028	7,825,346,662	5,000,886,999

LIABILITIES
Collateral on securities loaned	17,518,231	6,868,750	1,768,875	—
Payables:
Investments purchased	60,589,221	17,504,121	4,409,939	157,681
Administration fees	464,451	251,486	284,222	167,875
Capital shares redeemed	32,327,050	23,144,673	23,214,364	16,942,359
Investment advisory fees	31,254	9,577	9,027	6,607
Trustees’ and Officer’s fees	19,485	13,107	13,608	9,016
Professional fees	39,665	28,672	28,450	27,605
Service fees	357,641	28,747	139,146	20,254

Total liabilities	111,346,998	47,849,133	29,867,631	17,331,397

Commitments and contingent liabilities

NET ASSETS	$11,246,602,672	$7,463,726,895	$7,795,479,031	$4,983,555,602

NET ASSETS CONSIST OF
Paid-in capital	$8,843,048,562	$6,008,946,282	$6,171,541,458	$4,076,813,416
Accumulated earnings	2,403,554,110	1,454,780,613	1,623,937,573	906,742,186

NET ASSETS	$11,246,602,672	$7,463,726,895	$7,795,479,031	$4,983,555,602

(a) Investments, at cost — affiliated	$8,760,500,454	$5,853,664,679	$5,995,001,856	$3,956,083,205
(b) Securities loaned, at value	$17,169,075	$6,712,286	$1,733,631	$—

50	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (continued)

December 31, 2023

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

NET ASSET VALUE

Institutional
Net assets	$707,256,102	$171,849,427	$174,128,530	$144,447,360

Shares outstanding	38,006,849	8,659,081	8,455,441	6,817,907

Net asset value	$18.61	$19.85	$20.59	$21.19

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$147,636,829	$115,974,909	$117,251,152	$85,659,372

Shares outstanding	7,948,793	5,856,880	5,708,541	4,052,719

Net asset value	$18.57	$19.80	$20.54	$21.14

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P
Net assets	$1,580,926,388	$23,548,699	$557,746,518	$11,623,346

Shares outstanding	85,200,362	1,191,840	27,179,263	550,745

Net asset value	$18.56	$19.76	$20.52	$21.10

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$8,810,783,353	$7,152,353,860	$6,946,352,831	$4,741,825,524

Shares outstanding	473,559,542	360,064,621	337,364,536	223,759,610

Net asset value	$18.61	$19.86	$20.59	$21.19

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities (continued)

December 31, 2023

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$2,673,315,678	$553,960,647
Receivables:
Investments sold	—	21,911
Securities lending income — affiliated	1,793	102
Capital shares sold	10,559,511	3,922,337
Dividends — affiliated	115,452	26,204

Total assets	2,683,992,434	557,931,201

LIABILITIES
Collateral on securities loaned	9,215,930	4,465,250
Payables:
Investments purchased	2,598,340	1,103,721
Administration fees	86,232	15,865
Capital shares redeemed	6,948,355	2,175,170
Investment advisory fees	4,022	792
Trustees’ and Officer’s fees	5,544	2,027
Professional fees	28,904	9,872
Service fees	8,524	1,979

Total liabilities	18,895,851	7,774,676

Commitments and contingent liabilities

NET ASSETS	$2,665,096,583	$550,156,525

NET ASSETS CONSIST OF
Paid-in capital	$2,301,539,316	$505,248,289
Accumulated earnings	363,557,267	44,908,236

NET ASSETS	$2,665,096,583	$550,156,525

(a) Investments, at cost — affiliated	$2,243,044,251	$486,202,167
(b) Securities loaned, at value	$9,006,405	$4,376,282

52	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (continued)

December 31, 2023

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

NET ASSET VALUE

Institutional
Net assets	$58,803,738	$20,101,572

Shares outstanding	3,109,393	1,512,548

Net asset value	$18.91	$13.29

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$27,943,049	$2,930,181

Shares outstanding	1,481,120	220,698

Net asset value	$18.87	$13.28

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor P
Net assets	$15,926,294	$7,199,575

Shares outstanding	844,990	542,453

Net asset value	$18.85	$13.27

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$2,562,423,502	$519,925,197

Shares outstanding	135,450,267	39,116,550

Net asset value	$18.92	$13.29

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations

Year Ended December 31, 2023

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$172,414,121	$146,038,819	$233,378,489	$151,482,976
Securities lending income — affiliated — net	28,939	24,725	47,994	19,930
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	28,753,229	27,698,153	61,053,902	51,487,971
Interest — affiliated	1,482,509	1,398,110	2,943,676	2,414,830
Expenses	(635,686)	(611,668)	(1,339,833)	(1,128,797)
Fees waived	16,905	16,074	34,262	28,437

Total investment income	202,060,017	174,564,213	296,118,490	204,305,347

EXPENSES
Service — class specific	5,106,832	475,359	4,769,014	428,842
Administration — class specific	4,115,226	2,702,436	5,589,481	3,281,403
Investment advisory	3,629,887	3,140,159	5,459,877	3,870,372
Trustees and Officer	55,209	49,089	80,914	59,434
Professional	23,137	23,129	23,134	23,129
Miscellaneous	4,401	5,233	4,373	4,435

Total expenses	12,934,692	6,395,405	15,926,793	7,667,615
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,643,362)	(2,404,536)	(4,695,574)	(3,637,051)

Total expenses after fees waived and/or reimbursed	10,291,330	3,990,869	11,231,219	4,030,564

Net investment income	191,768,687	170,573,344	284,887,271	200,274,783

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments — affiliated	(40,741,947)	(28,114,010)	(14,452,349)	(24,598,531)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	10,112,543	468,428	(6,028,178)	(10,035,392)

	(30,629,404)	(27,645,582)	(20,480,527)	(34,633,923)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	246,536,265	214,520,809	380,505,670	306,961,926
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	378,058,550	373,533,330	840,718,620	716,097,929

	624,594,815	588,054,139	1,221,224,290	1,023,059,855

Net realized and unrealized gain	593,965,411	560,408,557	1,200,743,763	988,425,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$785,734,098	$730,981,901	$1,485,631,034	$1,188,700,715

See notes to financial statements.

54	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (continued)

Year Ended December 31, 2023

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$175,448,827	$102,213,281	$95,969,839	$57,392,193
Securities lending income — affiliated — net	61,147	38,090	10,959	5,869
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	76,638,417	54,922,869	60,981,305	38,872,410
Interest — affiliated	3,525,209	2,493,189	2,754,641	1,754,103
Expenses	(1,674,920)	(1,200,941)	(1,333,730)	(850,844)
Fees waived	41,707	29,720	32,930	21,010

Total investment income	254,040,387	158,496,208	158,415,944	97,194,741

EXPENSES
Administration — class specific	5,135,450	2,702,153	3,043,829	1,762,293
Investment advisory	4,991,871	3,195,292	3,315,641	2,063,296
Service — class specific	4,079,774	320,127	1,556,313	224,597
Trustees and Officer	74,773	50,292	51,988	34,772
Professional	23,134	23,129	23,134	23,129
Miscellaneous	5,321	4,423	4,486	2,919

Total expenses	14,310,323	6,295,416	7,995,391	4,111,006
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(4,989,969)	(3,331,158)	(3,477,440)	(2,166,787)

Total expenses after fees waived and/or reimbursed	9,320,354	2,964,258	4,517,951	1,944,219

Net investment income	244,720,033	155,531,950	153,897,993	95,250,522

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss from:
Investments — affiliated	(12,782,713)	(20,099,121)	(23,971,489)	(15,096,645)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(13,475,738)	(13,664,384)	(16,504,196)	(12,629,288)

	(26,258,451)	(33,763,505)	(40,475,685)	(27,725,933)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	406,505,323	286,752,375	306,835,080	189,633,761
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	1,070,484,718	771,774,470	858,875,403	548,585,611

	1,476,990,041	1,058,526,845	1,165,710,483	738,219,372

Net realized and unrealized gain	1,450,731,590	1,024,763,340	1,125,234,798	710,493,439

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,695,451,623	$1,180,295,290	$1,279,132,791	$805,743,961

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations (continued)

Year Ended December 31, 2023

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$29,766,227	$5,857,045
Securities lending income — affiliated — net	11,071	810
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	19,684,996	3,655,067
Interest — affiliated	888,774	165,401
Expenses	(431,661)	(80,495)
Fees waived	10,682	2,001

Total investment income	49,930,089	9,599,829

EXPENSES
Investment advisory	1,043,626	193,359
Administration — class specific	878,228	166,480
Service — class specific	88,299	18,924
Professional	23,128	23,124
Trustees and Officer	20,793	8,991
Miscellaneous	2,565	397

Total expenses	2,056,639	411,275
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(1,104,399)	(227,265)

Total expenses after fees waived and/or reimbursed	952,240	184,010

Net investment income	48,977,849	9,415,819

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(8,603,622)	(1,954,580)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(7,540,226)	(1,505,628)

	(16,143,848)	(3,460,208)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	96,928,856	18,521,501
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	279,245,832	52,819,528

	376,174,688	71,341,029

Net realized and unrealized gain	360,030,840	67,880,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$409,008,689	$77,296,640

See notes to financial statements.

56	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2025 Fund

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$191,768,687	$183,935,037	$170,573,344	$150,457,220
Net realized loss	(30,629,404)	(74,917,766)	(27,645,582)	(82,535,033)
Net change in unrealized appreciation (depreciation)	624,594,815	(1,491,872,975)	588,054,139	(1,181,684,724)

Net increase (decrease) in net assets resulting from operations	785,734,098	(1,382,855,704)	730,981,901	(1,113,762,537)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,223,948)	(10,520,771)	(5,123,462)	(4,584,259)
Investor A	(3,848,742)	(4,331,472)	(2,330,354)	(2,455,320)
Investor P	(45,864,323)	(48,257,638)	(2,229,345)	(2,000,705)
Class K	(134,241,176)	(130,483,386)	(162,510,198)	(141,953,512)

Decrease in net assets resulting from distributions to shareholders	(194,178,189)	(193,593,267)	(172,193,359)	(150,993,796)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(292,939,095)	(331,626,403)	124,607,650	243,809,939

NET ASSETS
Total increase (decrease) in net assets	298,616,814	(1,908,075,374)	683,396,192	(1,020,946,394)
Beginning of year	7,177,138,968	9,085,214,342	5,961,261,129	6,982,207,523

End of year	$7,475,755,782	$7,177,138,968	$6,644,657,321	$5,961,261,129

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2030 Fund		BlackRock LifePath® Index 2035 Fund

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$284,887,271	$235,984,508	$200,274,783	$152,250,364
Net realized loss	(20,480,527)	(126,802,345)	(34,633,923)	(108,454,870)
Net change in unrealized appreciation (depreciation)	1,221,224,290	(2,036,513,282)	1,023,059,855	(1,340,366,682)

Net increase (decrease) in net assets resulting from operations	1,485,631,034	(1,927,331,119)	1,188,700,715	(1,296,571,188)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(13,993,241)	(12,609,861)	(5,060,258)	(3,971,857)
Investor A	(4,228,293)	(4,064,285)	(2,787,538)	(2,540,945)
Investor P	(40,531,735)	(38,598,312)	(1,112,467)	(861,635)
Class K	(229,373,478)	(191,709,058)	(193,568,281)	(150,431,754)

Decrease in net assets resulting from distributions to shareholders	(288,126,747)	(246,981,516)	(202,528,544)	(157,806,191)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	583,146,361	806,214,328	1,001,777,744	940,698,810

NET ASSETS
Total increase (decrease) in net assets	1,780,650,648	(1,368,098,307)	1,987,949,915	(513,678,569)
Beginning of year	10,070,300,734	11,438,399,041	6,794,983,708	7,308,662,277

End of year	$11,850,951,382	$10,070,300,734	$8,782,933,623	$6,794,983,708

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2040 Fund		BlackRock LifePath® Index 2045 Fund

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$244,720,033	$184,223,456	$155,531,950	$106,807,752
Net realized loss	(26,258,451)	(143,156,782)	(33,763,505)	(107,887,793)
Net change in unrealized appreciation (depreciation)	1,476,990,041	(1,826,531,801)	1,058,526,845	(1,086,130,210)

Net increase (decrease) in net assets resulting from operations	1,695,451,623	(1,785,465,127)	1,180,295,290	(1,087,210,251)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(16,023,854)	(13,282,237)	(3,883,846)	(2,767,676)
Investor A	(3,179,228)	(2,764,924)	(2,323,774)	(1,748,465)
Investor P	(32,550,636)	(28,834,129)	(413,015)	(220,096)
Class K	(196,216,726)	(150,192,476)	(150,872,423)	(101,390,471)

Decrease in net assets resulting from distributions to shareholders	(247,970,444)	(195,073,766)	(157,493,058)	(106,126,708)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	962,192,598	1,024,962,475	1,006,740,812	856,813,921

NET ASSETS
Total increase (decrease) in net assets	2,409,673,777	(955,576,418)	2,029,543,044	(336,523,038)
Beginning of year	8,836,928,895	9,792,505,313	5,434,183,851	5,770,706,889

End of year	$11,246,602,672	$8,836,928,895	$7,463,726,895	$5,434,183,851

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2050 Fund		BlackRock LifePath® Index 2055 Fund

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$153,897,993	$101,248,157	$95,250,522	$58,992,108
Net realized loss	(40,475,685)	(109,929,585)	(27,725,933)	(67,230,254)
Net change in unrealized appreciation (depreciation)	1,165,710,483	(1,113,986,987)	738,219,372	(637,831,027)

Net increase (decrease) in net assets resulting from operations	1,279,132,791	(1,122,668,415)	805,743,961	(646,069,173)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,702,022)	(2,472,803)	(3,025,753)	(2,021,394)
Investor A	(2,286,356)	(1,758,287)	(1,609,664)	(1,184,877)
Investor P	(10,347,919)	(8,272,052)	(196,417)	(112,278)
Class K	(139,758,220)	(95,603,262)	(91,608,848)	(59,146,049)

Decrease in net assets resulting from distributions to shareholders	(156,094,517)	(108,106,404)	(96,440,682)	(62,464,598)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,074,339,524	966,629,172	904,445,659	744,042,079

NET ASSETS
Total increase (decrease) in net assets	2,197,377,798	(264,145,647)	1,613,748,938	35,508,308
Beginning of year	5,598,101,233	5,862,246,880	3,369,806,664	3,334,298,356

End of year	$7,795,479,031	$5,598,101,233	$4,983,555,602	$3,369,806,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2060 Fund		BlackRock LifePath® Index 2065 Fund

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/23	Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,977,849	$26,202,621	$9,415,819	$3,527,628
Net realized loss	(16,143,848)	(29,104,526)	(3,460,208)	(18,622,727)
Net change in unrealized appreciation (depreciation)	376,174,688	(269,179,609)	71,341,029	(16,169,628)

Net increase (decrease) in net assets resulting from operations	409,008,689	(272,081,514)	77,296,640	(31,264,727)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,174,119)	(589,785)	(376,163)	(153,389)
Investor A	(467,483)	(264,596)	(40,465)	(11,976)
Investor P	(264,158)	(134,218)	(117,538)	(55,022)
Class K	(47,430,629)	(25,102,756)	(8,949,590)	(3,302,893)

Decrease in net assets resulting from distributions to shareholders	(49,336,389)	(26,091,355)	(9,483,756)	(3,523,280)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	715,605,350	537,957,371	232,390,864	150,818,250

NET ASSETS
Total increase in net assets	1,075,277,650	239,784,502	300,203,748	116,030,243
Beginning of year	1,589,818,933	1,350,034,431	249,952,777	133,922,534

End of year	$2,665,096,583	$1,589,818,933	$550,156,525	$249,952,777

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FI N A N C I A L S T A T E M E N T S	61

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund

	Institutional

	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$12.20		$14.79		$14.24		$13.05		$11.55

Net investment income(a)	0.34		0.31		0.31		0.26		0.37
Net realized and unrealized gain (loss)	1.05		(2.57)		0.66		1.30		1.44

Net increase (decrease) from investment operations	1.39		(2.26)		0.97		1.56		1.81

Distributions(b)
From net investment income	(0.35)		(0.31)		(0.31)		(0.27)		(0.30)
From net realized gain	—		(0.02)		(0.11)		(0.10)		(0.01)

Total distributions	(0.35)		(0.33)		(0.42)		(0.37)		(0.31)

Net asset value, end of year	$13.24		$12.20		$14.79		$14.24		$13.05

Total Return(c)
Based on net asset value	11.49%		(15.31)%		6.86%		12.16%		15.84%

Ratios to Average Net Assets(d)
Total expenses	0.15%		0.16%		0.17%		0.18%		0.17	%(e)

Total expenses after fees waived and/or reimbursed	0.11%		0.11%		0.11%		0.11%		0.12	%(e)

Net investment income	2.67%		2.35%		2.11%		1.98%		2.92%

Supplemental Data
Net assets, end of year (000)	$375,484		$380,959		$533,068		$546,055		$532,913

Portfolio turnover rate	16	%(f)	71	%(f)	9	%(f)	20	%(g)	13	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

62	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor A

	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$12.19		$14.77		$14.22		$13.04		$11.54

Net investment income(a)	0.30		0.27		0.27		0.23		0.34
Net realized and unrealized gain (loss)	1.05		(2.55)		0.67		1.29		1.45

Net increase (decrease) from investment operations	1.35		(2.28)		0.94		1.52		1.79

Distributions(b)
From net investment income	(0.31)		(0.28)		(0.28)		(0.24)		(0.28)
From net realized gain	—		(0.02)		(0.11)		(0.10)		(0.01)

Total distributions	(0.31)		(0.30)		(0.39)		(0.34)		(0.29)

Net asset value, end of year	$13.23		$12.19		$14.77		$14.22		$13.04

Total Return(c)
Based on net asset value	11.22%		(15.48)%		6.60%		11.81%		15.60%

Ratios to Average Net Assets(d)
Total expenses	0.40%		0.41%		0.42%		0.43%		0.47	%(e)

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.36%		0.36%		0.37	%(e)

Net investment income	2.40%		2.10%		1.85%		1.72%		2.67%

Supplemental Data
Net assets, end of year (000)	$148,579		$171,553		$232,876		$256,714		$306,254

Portfolio turnover rate	16	%(f)	71	%(f)	9	%(f)	20	%(g)	13	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.37%, respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor P

	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$12.18		$14.76		$14.21		$13.02		$11.53

Net investment income(a)	0.31		0.27		0.27		0.23		0.34
Net realized and unrealized gain (loss)	1.03		(2.55)		0.67		1.30		1.43

Net increase (decrease) from investment operations	1.34		(2.28)		0.94		1.53		1.77

Distributions(b)
From net investment income	(0.31)		(0.28)		(0.28)		(0.24)		(0.27)
From net realized gain	—		(0.02)		(0.11)		(0.10)		(0.01)

Total distributions	(0.31)		(0.30)		(0.39)		(0.34)		(0.28)

Net asset value, end of year	$13.21		$12.18		$14.76		$14.21		$13.02

Total Return(c)
Based on net asset value	11.15%		(15.49)%		6.61%		11.90%		15.52%

Ratios to Average Net Assets(d)
Total expenses	0.40%		0.41%		0.42%		0.43%		0.42	%(e)

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.36%		0.36%		0.37	%(e)

Net investment income	2.42%		2.11%		1.86%		1.73%		2.67%

Supplemental Data
Net assets, end of year (000)	$1,882,404		$1,912,268		$2,580,045		$2,590,635		$2,547,420

Portfolio turnover rate	16	%(f)	71	%(f)	9	%(f)	20	%(g)	13	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.37%, respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

64	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$12.20		$14.78		$14.23		$13.04		$11.54

Net investment income(a)	0.35		0.32		0.32		0.27		0.38
Net realized and unrealized gain (loss)	1.03		(2.56)		0.66		1.30		1.44

Net increase (decrease) from investment operations	1.38		(2.24)		0.98		1.57		1.82

Distributions(b)
From net investment income	(0.35)		(0.32)		(0.32)		(0.28)		(0.31)
From net realized gain	—		(0.02)		(0.11)		(0.10)		(0.01)

Total distributions	(0.35)		(0.34)		(0.43)		(0.38)		(0.32)

Net asset value, end of year	$13.23		$12.20		$14.78		$14.23		$13.04

Total Return(c)
Based on net asset value	11.47%		(15.20)%		6.92%		12.22%		15.90%

Ratios to Average Net Assets(d)
Total expenses	0.10%		0.11%		0.12%		0.12%		0.11	%(e)

Total expenses after fees waived and/or reimbursed	0.06%		0.06%		0.06%		0.06%		0.07	%(e)

Net investment income	2.73%		2.43%		2.17%		2.03%		2.96%

Supplemental Data
Net assets, end of year (000)	$5,069,289		$4,712,358		$5,739,227		$5,307,443		$4,462,412

Portfolio turnover rate	16	%(f)	71	%(f)	9	%(f)	20	%(g)	13	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.07%, respectively.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$13.64		$16.61		$15.64		$14.24		$12.35

Net investment income(a)	0.38		0.34		0.35		0.28		0.37
Net realized and unrealized gain (loss)	1.29		(2.96)		1.03		1.46		1.94

Net increase (decrease) from investment operations	1.67		(2.62)		1.38		1.74		2.31

Distributions(b)
From net investment income	(0.39)		(0.34)		(0.34)		(0.28)		(0.36)
From net realized gain	—		(0.01)		(0.07)		(0.06)		(0.06)

Total distributions	(0.39)		(0.35)		(0.41)		(0.34)		(0.42)

Net asset value, end of year	$14.92		$13.64		$16.61		$15.64		$14.24

Total Return(c)
Based on net asset value	12.34%		(15.81)%		8.89%		12.44%		18.84%

Ratios to Average Net Assets(d)
Total expenses	0.15%		0.16%		0.17%		0.17%		0.16%

Total expenses after fees waived and/or reimbursed	0.11%		0.11%		0.11%		0.10%		0.11%

Net investment income	2.67%		2.35%		2.12%		1.94%		2.69%

Supplemental Data
Net assets, end of year (000)	$193,923		$183,575		$227,070		$220,702		$189,202

Portfolio turnover rate	16	%(e)	64	%(e)	11	%(e)	16	%(f)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

66	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$13.62		$16.58		$15.62		$14.22		$12.33

Net investment income(a)	0.34		0.30		0.30		0.24		0.32
Net realized and unrealized gain (loss)	1.29		(2.95)		1.03		1.47		1.96

Net increase (decrease) from investment operations	1.63		(2.65)		1.33		1.71		2.28

Distributions(b)
From net investment income	(0.35)		(0.30)		(0.30)		(0.25)		(0.33)
From net realized gain	—		(0.01)		(0.07)		(0.06)		(0.06)

Total distributions	(0.35)		(0.31)		(0.37)		(0.31)		(0.39)

Net asset value, end of year	$14.90		$13.62		$16.58		$15.62		$14.22

Total Return(c)
Based on net asset value	12.07%		(16.01)%		8.55%		12.18%		18.59%

Ratios to Average Net Assets(d)
Total expenses	0.40%		0.41%		0.42%		0.41%		0.42%

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.36%		0.35%		0.36%

Net investment income	2.39%		2.07%		1.84%		1.69%		2.37%

Supplemental Data
Net assets, end of year (000)	$89,103		$105,643		$148,954		$167,418		$157,606

Portfolio turnover rate	16	%(e)	64	%(e)	11	%(e)	16	%(f)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$13.59		$16.55		$15.59		$14.20		$12.32

Net investment income(a)	0.34		0.31		0.31		0.24		0.35
Net realized and unrealized gain (loss)	1.28		(2.96)		1.03		1.46		1.93

Net increase (decrease) from investment operations	1.62		(2.65)		1.34		1.70		2.28

Distributions(b)
From net investment income	(0.35)		(0.30)		(0.31)		(0.25)		(0.34)
From net realized gain	—		(0.01)		(0.07)		(0.06)		(0.06)

Total distributions	(0.35)		(0.31)		(0.38)		(0.31)		(0.40)

Net asset value, end of year	$14.86		$13.59		$16.55		$15.59		$14.20

Total Return(c)
Based on net asset value	12.04%		(16.03)%		8.60%		12.15%		18.60%

Ratios to Average Net Assets(d)
Total expenses	0.40%		0.41%		0.42%		0.42%		0.41%

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.36%		0.35%		0.36%

Net investment income	2.42%		2.11%		1.93%		1.72%		2.59%

Supplemental Data
Net assets, end of year (000)	$96,241		$87,150		$100,306		$63,916		$34,190

Portfolio turnover rate	16	%(e)	64	%(e)	11	%(e)	16	%(f)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

68	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$13.64		$16.61		$15.64		$14.25		$12.35

Net investment income(a)	0.39		0.35		0.36		0.29		0.36
Net realized and unrealized gain (loss)	1.28		(2.96)		1.03		1.45		1.97

Net increase (decrease) from investment operations	1.67		(2.61)		1.39		1.74		2.33

Distributions(b)
From net investment income	(0.39)		(0.35)		(0.35)		(0.29)		(0.37)
From net realized gain	—		(0.01)		(0.07)		(0.06)		(0.06)

Total distributions	(0.39)		(0.36)		(0.42)		(0.35)		(0.43)

Net asset value, end of year	$14.92		$13.64		$16.61		$15.64		$14.25

Total Return(c)
Based on net asset value	12.40%		(15.77)%		8.94%		12.42%		18.98%

Ratios to Average Net Assets(d)
Total expenses	0.10%		0.11%		0.12%		0.12%		0.10%

Total expenses after fees waived and/or reimbursed	0.06%		0.06%		0.06%		0.05%		0.06%

Net investment income	2.73%		2.41%		2.19%		2.00%		2.68%

Supplemental Data
Net assets, end of year (000)	$6,265,390		$5,584,893		$6,505,877		$5,458,799		$4,134,270

Portfolio turnover rate	16	%(e)	64	%(e)	11	%(e)	16	%(f)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$14.40		$17.68		$16.30		$14.72		$12.57

Net investment income(a)	0.40		0.35		0.37		0.28		0.37
Net realized and unrealized gain (loss)	1.68		(3.27)		1.47		1.60		2.25

Net increase (decrease) from investment operations	2.08		(2.92)		1.84		1.88		2.62

Distributions(b)
From net investment income	(0.40)		(0.34)		(0.37)		(0.28)		(0.38)
From net realized gain	—		(0.02)		(0.09)		(0.02)		(0.09)

Total distributions	(0.40)		(0.36)		(0.46)		(0.30)		(0.47)

Net asset value, end of year	$16.08		$14.40		$17.68		$16.30		$14.72

Total Return(c)
Based on net asset value	14.58%		(16.49)%		11.35%		13.05%		21.00%

Ratios to Average Net Assets(d)
Total expenses	0.15%		0.16%		0.16%		0.16%		0.17%

Total expenses after fees waived and/or reimbursed	0.11%		0.11%		0.10%		0.10%		0.11%

Net investment income	2.60%		2.26%		2.14%		1.91%		2.66%

Supplemental Data
Net assets, end of year (000)	$555,486		$504,974		$661,550		$610,774		$561,902

Portfolio turnover rate	10	%(e)	50	%(e)	9	%(e)	14	%(f)	14	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

70	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$14.40		$17.68		$16.29		$14.72		$12.56

Net investment income(a)	0.35		0.31		0.32		0.24		0.33
Net realized and unrealized gain (loss)	1.69		(3.27)		1.48		1.60		2.26

Net increase (decrease) from investment operations	2.04		(2.96)		1.80		1.84		2.59

Distributions(b)
From net investment income	(0.36)		(0.30)		(0.32)		(0.25)		(0.34)
From net realized gain	—		(0.02)		(0.09)		(0.02)		(0.09)

Total distributions	(0.36)		(0.32)		(0.41)		(0.27)		(0.43)

Net asset value, end of year	$16.08		$14.40		$17.68		$16.29		$14.72

Total Return(c)
Based on net asset value	14.29%		(16.71)%		11.13%		12.70%		20.81%

Ratios to Average Net Assets(d)
Total expenses	0.40%		0.41%		0.41%		0.42%		0.47%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.36%

Net investment income	2.33%		1.99%		1.85%		1.65%		2.36%

Supplemental Data
Net assets, end of year (000)	$175,082		$180,699		$235,293		$251,040		$343,033

Portfolio turnover rate	10	%(e)	50	%(e)	9	%(e)	14	%(f)	14	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$14.39		$17.66		$16.28		$14.71		$12.56

Net investment income(a)	0.36		0.31		0.32		0.24		0.33
Net realized and unrealized gain (loss)	1.67		(3.26)		1.47		1.60		2.25

Net increase (decrease) from investment operations	2.03		(2.95)		1.79		1.84		2.58

Distributions(b)
From net investment income	(0.36)		(0.30)		(0.32)		(0.25)		(0.34)
From net realized gain	—		(0.02)		(0.09)		(0.02)		(0.09)

Total distributions	(0.36)		(0.32)		(0.41)		(0.27)		(0.43)

Net asset value, end of year	$16.06		$14.39		$17.66		$16.28		$14.71

Total Return(c)
Based on net asset value	14.23%		(16.68)%		11.08%		12.70%		20.72%

Ratios to Average Net Assets(d)
Total expenses	0.40%		0.41%		0.41%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.36%

Net investment income	2.35%		2.00%		1.88%		1.66%		2.35%

Supplemental Data
Net assets, end of year (000)	$1,791,479		$1,683,132		$2,196,216		$2,104,701		$2,003,430

Portfolio turnover rate	10	%(e)	50	%(e)	9	%(e)	14	%(f)	14	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

72	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$14.39		$17.66		$16.28		$14.71		$12.56

Net investment income(a)	0.41		0.36		0.38		0.29		0.38
Net realized and unrealized gain (loss)	1.67		(3.26)		1.47		1.59		2.25

Net increase (decrease) from investment operations	2.08		(2.90)		1.85		1.88		2.63

Distributions(b)
From net investment income	(0.41)		(0.35)		(0.38)		(0.29)		(0.39)
From net realized gain	—		(0.02)		(0.09)		(0.02)		(0.09)

Total distributions	(0.41)		(0.37)		(0.47)		(0.31)		(0.48)

Net asset value, end of year	$16.06		$14.39		$17.66		$16.28		$14.71

Total Return(c)
Based on net asset value	14.57%		(16.41)%		11.42%		13.05%		21.08%

Ratios to Average Net Assets(d)
Total expenses	0.10%		0.11%		0.11%		0.11%		0.10%

Total expenses after fees waived and/or reimbursed	0.06%		0.06%		0.05%		0.05%		0.06%

Net investment income	2.67%		2.34%		2.22%		1.97%		2.70%

Supplemental Data
Net assets, end of year (000)	$9,328,904		$7,701,495		$8,345,340		$6,511,647		$4,892,278

Portfolio turnover rate	10	%(e)	50	%(e)	9	%(e)	14	%(f)	14	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$15.36		$18.96		$17.07		$15.33		$12.88

Net investment income(a)	0.41		0.36		0.40		0.28		0.40
Net realized and unrealized gain (loss)	2.10		(3.59)		1.94		1.76		2.55

Net increase (decrease) from investment operations	2.51		(3.23)		2.34		2.04		2.95

Distributions(b)
From net investment income	(0.41)		(0.35)		(0.39)		(0.28)		(0.39)
From net realized gain	—		(0.02)		(0.06)		(0.02)		(0.11)

Total distributions	(0.41)		(0.37)		(0.45)		(0.30)		(0.50)

Net asset value, end of year	$17.46		$15.36		$18.96		$17.07		$15.33

Total Return(c)
Based on net asset value	16.51%		(17.06)%		13.78%		13.58%		23.08%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.16%		0.15%

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.10%		0.10%		0.10%

Net investment income	2.53%		2.18%		2.17%		1.89%		2.73%

Supplemental Data
Net assets, end of year (000)	$210,653		$176,179		$197,919		$164,602		$148,827

Portfolio turnover rate	8	%(e)	39	%(e)	9	%(e)	10	%(f)	13	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

74	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$15.32		$18.91		$17.03		$15.29		$12.85

Net investment income(a)	0.37		0.31		0.34		0.25		0.35
Net realized and unrealized gain (loss)	2.10		(3.57)		1.94		1.76		2.56

Net increase (decrease) from investment operations	2.47		(3.26)		2.28		2.01		2.91

Distributions(b)
From net investment income	(0.37)		(0.31)		(0.34)		(0.25)		(0.36)
From net realized gain	—		(0.02)		(0.06)		(0.02)		(0.11)

Total distributions	(0.37)		(0.33)		(0.40)		(0.27)		(0.47)

Net asset value, end of year	$17.42		$15.32		$18.91		$17.03		$15.29

Total Return(c)
Based on net asset value	16.26%		(17.27)%		13.46%		13.34%		22.77%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.35%

Net investment income	2.26%		1.91%		1.83%		1.64%		2.45%

Supplemental Data
Net assets, end of year (000)	$128,043		$119,861		$154,072		$168,305		$158,773

Portfolio turnover rate	8	%(e)	39	%(e)	9	%(e)	10	%(f)	13	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$15.28		$18.88		$17.00		$15.27		$12.84

Net investment income(a)	0.38		0.32		0.37		0.26		0.42
Net realized and unrealized gain (loss)	2.09		(3.59)		1.92		1.74		2.49

Net increase (decrease) from investment operations	2.47		(3.27)		2.29		2.00		2.91

Distributions(b)
From net investment income	(0.37)		(0.31)		(0.35)		(0.25)		(0.37)
From net realized gain	—		(0.02)		(0.06)		(0.02)		(0.11)

Total distributions	(0.37)		(0.33)		(0.41)		(0.27)		(0.48)

Net asset value, end of year	$17.38		$15.28		$18.88		$17.00		$15.27

Total Return(c)
Based on net asset value	16.31%		(17.34)%		13.52%		13.32%		22.79%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.43%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.35%

Net investment income	2.30%		1.95%		2.02%		1.72%		2.85%

Supplemental Data
Net assets, end of year (000)	$52,819		$41,439		$42,291		$24,416		$12,054

Portfolio turnover rate	8	%(e)	39	%(e)	9	%(e)	10	%(f)	13	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

76	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$15.34		$18.95		$17.06		$15.31		$12.87

Net investment income(a)	0.42		0.37		0.41		0.30		0.40
Net realized and unrealized gain (loss)	2.10		(3.60)		1.94		1.76		2.55

Net increase (decrease) from investment operations	2.52		(3.23)		2.35		2.06		2.95

Distributions(b)
From net investment income	(0.42)		(0.36)		(0.40)		(0.29)		(0.40)
From net realized gain	—		(0.02)		(0.06)		(0.02)		(0.11)

Total distributions	(0.42)		(0.38)		(0.46)		(0.31)		(0.51)

Net asset value, end of year	$17.44		$15.34		$18.95		$17.06		$15.31

Total Return(c)
Based on net asset value	16.59%		(17.07)%		13.84%		13.72%		23.08%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.11%		0.09%

Total expenses after fees waived and/or reimbursed	0.06%		0.05%		0.05%		0.05%		0.05%

Net investment income	2.60%		2.24%		2.24%		1.97%		2.74%

Supplemental Data
Net assets, end of year (000)	$8,391,419		$6,457,504		$6,914,380		$5,157,576		$3,758,092

Portfolio turnover rate	8	%(e)	39	%(e)	9	%(e)	10	%(f)	13	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$16.08		$19.99		$17.66		$15.78		$13.07

Net investment income(a)	0.42		0.35		0.41		0.29		0.40
Net realized and unrealized gain (loss)	2.53		(3.89)		2.40		1.89		2.84

Net increase (decrease) from investment operations	2.95		(3.54)		2.81		2.18		3.24

Distributions(b)
From net investment income	(0.42)		(0.35)		(0.41)		(0.29)		(0.42)
From net realized gain	—		(0.02)		(0.07)		(0.01)		(0.11)

Total distributions	(0.42)		(0.37)		(0.48)		(0.30)		(0.53)

Net asset value, end of year	$18.61		$16.08		$19.99		$17.66		$15.78

Total Return(c)
Based on net asset value	18.52%		(17.70)%		15.99%		14.04%		24.95%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.16%		0.17%

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.10%		0.10%		0.10%

Net investment income	2.44%		2.05%		2.14%		1.87%		2.67%

Supplemental Data
Net assets, end of year (000)	$707,256		$592,121		$733,350		$646,477		$577,303

Portfolio turnover rate	7	%(e)	29	%(e)	7	%(e)	9	%(f)	14	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

78	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$16.05		$19.95		$17.63		$15.75		$13.05

Net investment income(a)	0.38		0.30		0.35		0.25		0.36
Net realized and unrealized gain (loss)	2.52		(3.88)		2.40		1.89		2.83

Net increase (decrease) from investment operations	2.90		(3.58)		2.75		2.14		3.19

Distributions(b)
From net investment income	(0.38)		(0.30)		(0.36)		(0.25)		(0.38)
From net realized gain	—		(0.02)		(0.07)		(0.01)		(0.11)

Total distributions	(0.38)		(0.32)		(0.43)		(0.26)		(0.49)

Net asset value, end of year	$18.57		$16.05		$19.95		$17.63		$15.75

Total Return(c)
Based on net asset value	18.20%		(17.90)%		15.67%		13.78%		24.62%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.42%		0.45%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.35%

Net investment income	2.17%		1.77%		1.84%		1.61%		2.45%

Supplemental Data
Net assets, end of year (000)	$147,637		$138,977		$179,444		$176,175		$240,112

Portfolio turnover rate	7	%(e)	29	%(e)	7	%(e)	9	%(f)	14	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$16.04		$19.94		$17.61		$15.74		$13.04

Net investment income(a)	0.38		0.31		0.36		0.25		0.35
Net realized and unrealized gain (loss)	2.52		(3.89)		2.40		1.88		2.84

Net increase (decrease) from investment operations	2.90		(3.58)		2.76		2.13		3.19

Distributions(b)
From net investment income	(0.38)		(0.30)		(0.36)		(0.25)		(0.38)
From net realized gain	—		(0.02)		(0.07)		(0.01)		(0.11)

Total distributions	(0.38)		(0.32)		(0.43)		(0.26)		(0.49)

Net asset value, end of year	$18.56		$16.04		$19.94		$17.61		$15.74

Total Return(c)
Based on net asset value	18.21%		(17.91)%		15.75%		13.73%		24.63%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.35%

Net investment income	2.18%		1.79%		1.89%		1.62%		2.39%

Supplemental Data
Net assets, end of year (000)	$1,580,926		$1,411,638		$1,794,746		$1,621,834		$1,499,042

Portfolio turnover rate	7	%(e)	29	%(e)	7	%(e)	9	%(f)	14	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

80	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$16.08		$19.99		$17.66		$15.78		$13.07

Net investment income(a)	0.43		0.36		0.43		0.30		0.41
Net realized and unrealized gain (loss)	2.53		(3.90)		2.39		1.88		2.84

Net increase (decrease) from investment operations	2.96		(3.54)		2.82		2.18		3.25

Distributions(b)
From net investment income	(0.43)		(0.35)		(0.42)		(0.29)		(0.43)
From net realized gain	—		(0.02)		(0.07)		(0.01)		(0.11)

Total distributions	(0.43)		(0.37)		(0.49)		(0.30)		(0.54)

Net asset value, end of year	$18.61		$16.08		$19.99		$17.66		$15.78

Total Return(c)
Based on net asset value	18.58%		(17.65)%		16.05%		14.10%		25.01%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.11%		0.09%

Total expenses after fees waived and/or reimbursed	0.06%		0.05%		0.05%		0.05%		0.05%

Net investment income	2.51%		2.13%		2.23%		1.95%		2.77%

Supplemental Data
Net assets, end of year (000)	$8,810,783		$6,694,192		$7,084,966		$5,352,212		$3,849,265

Portfolio turnover rate	7	%(e)	29	%(e)	7	%(e)	9	%(f)	14	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$16.89		$21.04		$18.29		$16.25		$13.33

Net investment income(a)	0.43		0.35		0.43		0.29		0.42
Net realized and unrealized gain (loss)	2.96		(4.16)		2.81		2.05		3.04

Net increase (decrease) from investment operations	3.39		(3.81)		3.24		2.34		3.46

Distributions(b)
From net investment income	(0.43)		(0.34)		(0.43)		(0.29)		(0.43)
From net realized gain	—		(0.00	)(c)	(0.06)		(0.01)		(0.11)

Total distributions	(0.43)		(0.34)		(0.49)		(0.30)		(0.54)

Net asset value, end of year	$19.85		$16.89		$21.04		$18.29		$16.25

Total Return(d)
Based on net asset value	20.24%		(18.10)%		17.76%		14.67%		26.14%

Ratios to Average Net Assets(e)
Total expenses	0.16%		0.16%		0.16%		0.16%		0.15%

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.10%		0.10%		0.10%

Net investment income	2.35%		1.94%		2.16%		1.87%		2.78%

Supplemental Data
Net assets, end of year (000)	$171,849		$146,616		$159,947		$132,688		$116,727

Portfolio turnover rate	6	%(f)	16	%(f)	7	%(f)	7	%(g)	12	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

82	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$16.85		$20.99		$18.25		$16.22		$13.30

Net investment income(a)	0.39		0.30		0.36		0.25		0.39
Net realized and unrealized gain (loss)	2.95		(4.15)		2.81		2.04		3.03

Net increase (decrease) from investment operations	3.34		(3.85)		3.17		2.29		3.42

Distributions(b)
From net investment income	(0.39)		(0.29)		(0.37)		(0.25)		(0.39)
From net realized gain	—		(0.00	)(c)	(0.06)		(0.01)		(0.11)

Total distributions	(0.39)		(0.29)		(0.43)		(0.26)		(0.50)

Net asset value, end of year	$19.80		$16.85		$20.99		$18.25		$16.22

Total Return(d)
Based on net asset value	19.93%		(18.31)%		17.44%		14.35%		25.91%

Ratios to Average Net Assets(e)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.35%

Net investment income	2.11%		1.68%		1.81%		1.62%		2.56%

Supplemental Data
Net assets, end of year (000)	$115,975		$102,379		$121,865		$129,106		$120,718

Portfolio turnover rate	6	%(f)	16	%(f)	7	%(f)	7	%(g)	12	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$16.81		$20.95		$18.22		$16.20		$13.29

Net investment income(a)	0.40		0.31		0.40		0.28		0.44
Net realized and unrealized gain (loss)	2.94		(4.15)		2.77		2.01		2.98

Net increase (decrease) from investment operations	3.34		(3.84)		3.17		2.29		3.42

Distributions(b)
From net investment income	(0.39)		(0.30)		(0.38)		(0.26)		(0.40)
From net realized gain	—		(0.00	)(c)	(0.06)		(0.01)		(0.11)

Total distributions	(0.39)		(0.30)		(0.44)		(0.27)		(0.51)

Net asset value, end of year	$19.76		$16.81		$20.95		$18.22		$16.20

Total Return(d)
Based on net asset value	20.00%		(18.33)%		17.44%		14.34%		25.91%

Ratios to Average Net Assets(e)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.49%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.35%

Net investment income	2.19%		1.75%		1.98%		1.75%		2.87%

Supplemental Data
Net assets, end of year (000)	$23,549		$14,413		$12,722		$8,154		$3,376

Portfolio turnover rate	6	%(f)	16	%(f)	7	%(f)	7	%(g)	12	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

84	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$16.90		$21.05		$18.30		$16.27		$13.34

Net investment income(a)	0.45		0.36		0.45		0.31		0.42
Net realized and unrealized gain (loss)	2.95		(4.16)		2.80		2.03		3.06

Net increase (decrease) from investment operations	3.40		(3.80)		3.25		2.34		3.48

Distributions(b)
From net investment income	(0.44)		(0.35)		(0.44)		(0.30)		(0.44)
From net realized gain	—		(0.00	)(c)	(0.06)		(0.01)		(0.11)

Total distributions	(0.44)		(0.35)		(0.50)		(0.31)		(0.55)

Net asset value, end of year	$19.86		$16.90		$21.05		$18.30		$16.27

Total Return(d)
Based on net asset value	20.29%		(18.05)%		17.81%		14.64%		26.25%

Ratios to Average Net Assets(e)
Total expenses	0.11%		0.11%		0.11%		0.11%		0.09%

Total expenses after fees waived and/or reimbursed	0.06%		0.05%		0.05%		0.05%		0.05%

Net investment income	2.44%		1.99%		2.24%		1.96%		2.80%

Supplemental Data
Net assets, end of year (000)	$7,152,354		$5,170,776		$5,476,173		$3,948,559		$2,720,014

Portfolio turnover rate	6	%(f)	16	%(f)	7	%(f)	7	%(g)	12	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$17.36		$21.69		$18.68		$16.55		$13.51

Net investment income(a)	0.43		0.34		0.44		0.30		0.43
Net realized and unrealized gain (loss)	3.23		(4.32)		3.04		2.13		3.15

Net increase (decrease) from investment operations	3.66		(3.98)		3.48		2.43		3.58

Distributions(b)
From net investment income	(0.43)		(0.32)		(0.43)		(0.29)		(0.44)
From net realized gain	—		(0.03)		(0.04)		(0.01)		(0.10)

Total distributions	(0.43)		(0.35)		(0.47)		(0.30)		(0.54)

Net asset value, end of year	$20.59		$17.36		$21.69		$18.68		$16.55

Total Return(c)
Based on net asset value	21.23%		(18.32)%		18.69%		14.98%		26.71%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.16%		0.15%

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.10%		0.10%		0.10%

Net investment income	2.28%		1.82%		2.14%		1.88%		2.78%

Supplemental Data
Net assets, end of year (000)	$174,129		$132,970		$161,630		$132,633		$111,105

Portfolio turnover rate	5	%(e)	11	%(e)	6	%(e)	6	%(f)	12	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

86	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$17.31		$21.63		$18.63		$16.51		$13.48

Net investment income(a)	0.38		0.29		0.37		0.26		0.39
Net realized and unrealized gain (loss)	3.23		(4.30)		3.04		2.12		3.14

Net increase (decrease) from investment operations	3.61		(4.01)		3.41		2.38		3.53

Distributions(b)
From net investment income	(0.38)		(0.28)		(0.37)		(0.25)		(0.40)
From net realized gain	—		(0.03)		(0.04)		(0.01)		(0.10)

Total distributions	(0.38)		(0.31)		(0.41)		(0.26)		(0.50)

Net asset value, end of year	$20.54		$17.31		$21.63		$18.63		$16.51

Total Return(c)
Based on net asset value	21.00%		(18.54)%		18.38%		14.67%		26.40%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.44%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.35%

Net investment income	2.02%		1.56%		1.81%		1.62%		2.53%

Supplemental Data
Net assets, end of year (000)	$117,251		$102,124		$119,705		$112,240		$138,397

Portfolio turnover rate	5	%(e)	11	%(e)	6	%(e)	6	%(f)	12	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$17.30		$21.61		$18.62		$16.50		$13.47

Net investment income(a)	0.38		0.29		0.38		0.26		0.37
Net realized and unrealized gain (loss)	3.22		(4.29)		3.02		2.12		3.16

Net increase (decrease) from investment operations	3.60		(4.00)		3.40		2.38		3.53

Distributions(b)
From net investment income	(0.38)		(0.28)		(0.37)		(0.25)		(0.40)
From net realized gain	—		(0.03)		(0.04)		(0.01)		(0.10)

Total distributions	(0.38)		(0.31)		(0.41)		(0.26)		(0.50)

Net asset value, end of year	$20.52		$17.30		$21.61		$18.62		$16.50

Total Return(c)
Based on net asset value	20.95%		(18.51)%		18.35%		14.67%		26.40%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.42%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.35%		0.35%

Net investment income	2.02%		1.55%		1.87%		1.62%		2.41%

Supplemental Data
Net assets, end of year (000)	$557,747		$470,795		$592,827		$522,176		$473,345

Portfolio turnover rate	5	%(e)	11	%(e)	6	%(e)	6	%(f)	12	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

88	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$17.35		$21.69		$18.68		$16.55		$13.51

Net investment income(a)	0.45		0.35		0.46		0.31		0.43
Net realized and unrealized gain (loss)	3.23		(4.33)		3.03		2.13		3.16

Net increase (decrease) from investment operations	3.68		(3.98)		3.49		2.44		3.59

Distributions(b)
From net investment income	(0.44)		(0.33)		(0.44)		(0.30)		(0.45)
From net realized gain	—		(0.03)		(0.04)		(0.01)		(0.10)

Total distributions	(0.44)		(0.36)		(0.48)		(0.31)		(0.55)

Net asset value, end of year	$20.59		$17.35		$21.69		$18.68		$16.55

Total Return(c)
Based on net asset value	21.36%		(18.33)%		18.75%		15.04%		26.77%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.11%		0.09%

Total expenses after fees waived and/or reimbursed	0.06%		0.05%		0.05%		0.05%		0.05%

Net investment income	2.35%		1.88%		2.23%		1.97%		2.81%

Supplemental Data
Net assets, end of year (000)	$6,946,353		$4,892,212		$4,988,085		$3,567,402		$2,388,475

Portfolio turnover rate	5	%(e)	11	%(e)	6	%(e)	6	%(f)	12	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$17.80		$22.24		$19.12		$16.93		$13.77

Net investment income(a)	0.44		0.34		0.46		0.31		0.42
Net realized and unrealized gain (loss)	3.38		(4.43)		3.11		2.19		3.24

Net increase (decrease) from investment operations	3.82		(4.09)		3.57		2.50		3.66

Distributions(b)
From net investment income	(0.43)		(0.33)		(0.43)		(0.30)		(0.44)
From net realized gain	—		(0.02)		(0.02)		(0.01)		(0.06)

Total distributions	(0.43)		(0.35)		(0.45)		(0.31)		(0.50)

Net asset value, end of year	$21.19		$17.80		$22.24		$19.12		$16.93

Total Return(c)
Based on net asset value	21.61%		(18.38)%		18.76%		15.03%		26.75%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.16%		0.16%

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.10%		0.09%		0.09%

Net investment income	2.25%		1.79%		2.15%		1.89%		2.70%

Supplemental Data
Net assets, end of year (000)	$144,447		$111,511		$114,774		$89,290		$76,250

Portfolio turnover rate	4	%(e)	10	%(e)	6	%(e)	6	%(f)	12	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio

See notes to financial statements.

90	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$17.76		$22.19		$19.07		$16.89		$13.74

Net investment income(a)	0.39		0.29		0.38		0.26		0.40
Net realized and unrealized gain (loss)	3.37		(4.42)		3.14		2.19		3.22

Net increase (decrease) from investment operations	3.76		(4.13)		3.52		2.45		3.62

Distributions(b)
From net investment income	(0.38)		(0.28)		(0.38)		(0.26)		(0.41)
From net realized gain	—		(0.02)		(0.02)		(0.01)		(0.06)

Total distributions	(0.38)		(0.30)		(0.40)		(0.27)		(0.47)

Net asset value, end of year	$21.14		$17.76		$22.19		$19.07		$16.89

Total Return(c)
Based on net asset value	21.31%		(18.59)%		18.51%		14.72%		26.46%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.43%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.34%		0.34%

Net investment income	1.98%		1.53%		1.82%		1.61%		2.57%

Supplemental Data
Net assets, end of year (000)	$85,659		$72,842		$84,965		$78,100		$78,919

Portfolio turnover rate	4	%(e)	10	%(e)	6	%(e)	6	%(f)	12	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$17.74		$22.16		$19.05		$16.88		$13.73

Net investment income(a)	0.39		0.29		0.42		0.28		0.47
Net realized and unrealized gain (loss)	3.36		(4.41)		3.09		2.16		3.15

Net increase (decrease) from investment operations	3.75		(4.12)		3.51		2.44		3.62

Distributions(b)
From net investment income	(0.39)		(0.28)		(0.38)		(0.26)		(0.41)
From net realized gain	—		(0.02)		(0.02)		(0.01)		(0.06)

Total distributions	(0.39)		(0.30)		(0.40)		(0.27)		(0.47)

Net asset value, end of year	$21.10		$17.74		$22.16		$19.05		$16.88

Total Return(c)
Based on net asset value	21.23%		(18.55)%		18.50%		14.69%		26.54%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.42%		0.59%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.34%		0.34%

Net investment income	2.01%		1.56%		1.97%		1.74%		2.99%

Supplemental Data
Net assets, end of year (000)	$11,623		$7,427		$6,407		$3,826		$1,866

Portfolio turnover rate	4	%(e)	10	%(e)	6	%(e)	6	%(f)	12	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio

See notes to financial statements.

92	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$17.81		$22.25		$19.12		$16.94		$13.77

Net investment income(a)	0.45		0.35		0.48		0.32		0.45
Net realized and unrealized gain (loss)	3.37		(4.44)		3.11		2.18		3.23

Net increase (decrease) from investment operations	3.82		(4.09)		3.59		2.50		3.68

Distributions(b)
From net investment income	(0.44)		(0.33)		(0.44)		(0.31)		(0.45)
From net realized gain	—		(0.02)		(0.02)		(0.01)		(0.06)

Total distributions	(0.44)		(0.35)		(0.46)		(0.32)		(0.51)

Net asset value, end of year	$21.19		$17.81		$22.25		$19.12		$16.94

Total Return(c)
Based on net asset value	21.60%		(18.33)%		18.87%		15.02%		26.89%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.11%		0.09%

Total expenses after fees waived and/or reimbursed	0.06%		0.05%		0.05%		0.04%		0.04%

Net investment income	2.32%		1.85%		2.24%		1.98%		2.86%

Supplemental Data
Net assets, end of year (000)	$4,741,826		$3,178,027		$3,128,153		$2,124,200		$1,344,554

Portfolio turnover rate	4	%(e)	10	%(e)	6	%(e)	6	%(f)	12	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$15.88		$19.82		$17.02		$15.06		$12.19

Net investment income(a)	0.40		0.31		0.42		0.29		0.44
Net realized and unrealized gain (loss)	3.01		(3.96)		2.77		1.93		2.80

Net increase (decrease) from investment operations	3.41		(3.65)		3.19		2.22		3.24

Distributions from net investment income(b)	(0.38)		(0.29)		(0.39)		(0.26)		(0.37)

Net asset value, end of year	$18.91		$15.88		$19.82		$17.02		$15.06

Total Return(c)
Based on net asset value	21.61%		(18.42)%		18.81%		15.02%		26.78%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.18%		0.29%

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.10%		0.09%		0.09%

Net investment income	2.28%		1.81%		2.23%		1.96%		3.11%

Supplemental Data
Net assets, end of year (000)	$58,804		$37,045		$38,667		$22,343		$11,132

Portfolio turnover rate	3	%(e)	9	%(e)	6	%(e)	6	%(f)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

94	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$15.85		$19.77		$16.98		$15.03		$12.17

Net investment income(a)	0.35		0.25		0.35		0.25		0.37
Net realized and unrealized gain (loss)	3.01		(3.93)		2.78		1.93		2.83

Net increase (decrease) from investment operations	3.36		(3.68)		3.13		2.18		3.20

Distributions from net investment income(b)	(0.34)		(0.24)		(0.34)		(0.23)		(0.34)

Net asset value, end of year	$18.87		$15.85		$19.77		$16.98		$15.03

Total Return(c)
Based on net asset value	21.30%		(18.58)%		18.50%		14.71%		26.46%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.44%		0.57%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.34%		0.34%

Net investment income	2.02%		1.50%		1.88%		1.71%		2.66%

Supplemental Data
Net assets, end of year (000)	$27,943		$18,405		$20,045		$14,564		$11,358

Portfolio turnover rate	3	%(e)	9	%(e)	6	%(e)	6	%(f)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$15.84		$19.76		$16.97		$15.03		$12.17

Net investment income(a)	0.35		0.26		0.38		0.25		0.42
Net realized and unrealized gain (loss)	3.00		(3.93)		2.75		1.92		2.79

Net increase (decrease) from investment operations	3.35		(3.67)		3.13		2.17		3.21

Distributions from net investment income(b)	(0.34)		(0.25)		(0.34)		(0.23)		(0.35)

Net asset value, end of year	$18.85		$15.84		$19.76		$16.97		$15.03

Total Return(c)
Based on net asset value	21.26%		(18.57)%		18.53%		14.65%		26.51%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.44%		0.65%

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.35%		0.34%		0.34%

Net investment income	2.04%		1.57%		1.99%		1.74%		2.97%

Supplemental Data
Net assets, end of year (000)	$15,926		$9,663		$7,993		$4,675		$2,039

Portfolio turnover rate	3	%(e)	9	%(e)	6	%(e)	6	%(f)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

96	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19

Net asset value, beginning of year	$15.89		$19.82		$17.03		$15.07		$12.19

Net investment income(a)	0.41		0.31		0.43		0.29		0.42
Net realized and unrealized gain (loss)	3.01		(3.94)		2.76		1.94		2.84

Net increase (decrease) from investment operations	3.42		(3.63)		3.19		2.23		3.26

Distributions from net investment income(b)	(0.39)		(0.30)		(0.40)		(0.27)		(0.38)

Net asset value, end of year	$18.92		$15.89		$19.82		$17.03		$15.07

Total Return(c)
Based on net asset value	21.66%		(18.32)%		18.80%		15.06%		26.92%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.13%		0.15%

Total expenses after fees waived and/or reimbursed	0.06%		0.05%		0.05%		0.04%		0.04%

Net investment income	2.35%		1.87%		2.28%		2.02%		2.98%

Supplemental Data
Net assets, end of year (000)	$2,562,424		$1,524,706		$1,283,329		$769,397		$386,113

Portfolio turnover rate	3	%(e)	9	%(e)	6	%(e)	6	%(f)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund

	Institutional
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$11.16		$13.90		$11.92		$10.48		$10.00

Net investment income(b)	0.29		0.22		0.33		0.23		0.11
Net realized and unrealized gain (loss)	2.10		(2.77)		1.90		1.36		0.46

Net increase (decrease) from investment operations	2.39		(2.55)		2.23		1.59		0.57

Distributions from net investment income(c)	(0.26)		(0.19)		(0.25)		(0.15)		(0.09)

Net asset value, end of period	$13.29		$11.16		$13.90		$11.92		$10.48

Total Return(d)
Based on net asset value	21.57%		(18.30)%		18.74%		15.43%		5.71	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.17%		0.17%		0.21%		0.50%		13.00	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.09%		0.08%		0.11	%(g)

Net investment income	2.37%		1.89%		2.50%		2.23%		6.26	%(g)

Supplemental Data
Net assets, end of period (000)	$20,102		$10,487		$6,545		$1,360		$52

Portfolio turnover rate	3	%(i)	8	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.41%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

98	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Investor A
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$11.15		$13.90		$11.92		$10.48		$10.00

Net investment income(b)	0.27		0.19		0.28		0.22		0.11
Net realized and unrealized gain (loss)	2.10		(2.77)		1.92		1.35		0.46

Net increase (decrease) from investment operations	2.37		(2.58)		2.20		1.57		0.57

Distributions from net investment income(c)	(0.24)		(0.17)		(0.22)		(0.13)		(0.09)

Net asset value, end of period	$13.28		$11.15		$13.90		$11.92		$10.48

Total Return(d)
Based on net asset value	21.33%		(18.56)%		18.48%		15.14%		5.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.42%		0.42%		0.46%		2.02%		13.24	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.34%		0.34%		0.36	%(g)

Net investment income	2.24%		1.61%		2.08%		2.10%		6.03	%(g)

Supplemental Data
Net assets, end of period (000)	$2,930		$1,068		$523		$123		$53

Portfolio turnover rate	3	%(i)	8	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.60%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Investor P
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$11.15		$13.89		$11.91		$10.48		$10.00

Net investment income(b)	0.25		0.19		0.36		0.20		0.11
Net realized and unrealized gain (loss)	2.10		(2.76)		1.84		1.36		0.46

Net increase (decrease) from investment operations	2.35		(2.57)		2.20		1.56		0.57

Distributions from net investment income(c)	(0.23)		(0.17)		(0.22)		(0.13)		(0.09)

Net asset value, end of period	$13.27		$11.15		$13.89		$11.91		$10.48

Total Return(d)
Based on net asset value	21.21%		(18.51)%		18.52%		15.12%		5.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.42%		0.42%		0.46%		1.00%		13.25	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.36%		0.35%		0.34%		0.33%		0.36	%(g)

Net investment income	2.06%		1.61%		2.68%		1.86%		6.01	%(g)

Supplemental Data
Net assets, end of period (000)	$7,200		$4,283		$3,022		$532		$52

Portfolio turnover rate	3	%(i)	8	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.67%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

100	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Class K
	Year Ended 12/31/23		Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$11.16		$13.91		$11.92		$10.48		$10.00

Net investment income(b)	0.30		0.22		0.36		0.24		0.12
Net realized and unrealized gain (loss)	2.10		(2.77)		1.88		1.36		0.45

Net increase (decrease) from investment operations	2.40		(2.55)		2.24		1.60		0.57

Distributions from net investment income(c)	(0.27)		(0.20)		(0.25)		(0.16)		(0.09)

Net asset value, end of period	$13.29		$11.16		$13.91		$11.92		$10.48

Total Return(d)
Based on net asset value	21.62%		(18.32)%		18.87%		15.47%		5.72	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12%		0.12%		0.16%		0.79%		11.12	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.06%		0.05%		0.04%		0.03%		0.06	%(g)

Net investment income	2.44%		1.92%		2.67%		2.32%		7.08	%(g)

Supplemental Data
Net assets, end of period (000)	$519,925		$234,115		$123,833		$23,104		$1,940

Portfolio turnover rate	3	%(i)	8	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 35.79%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified

As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in Large Cap Index Master Portfolio represented 22.9%, 24.6%, 32.3%, 39.2%, 45.8%, 51.8%, 56.0%, 57.7%, 57.8% and 57.8%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a Fund’s investment in Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:

Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series

LifePath Index Retirement Fund	5.7%	3.7%
LifePath Index 2025 Fund	5.5	3.4
LifePath Index 2030 Fund	12.9	6.4
LifePath Index 2035 Fund	11.6	4.9
LifePath Index 2040 Fund	17.3	6.5
LifePath Index 2045 Fund	13.0	4.4
LifePath Index 2050 Fund	14.7	4.8
LifePath Index 2055 Fund	9.7	3.1
LifePath Index 2060 Fund	5.2	1.7
LifePath Index 2065 Fund	1.1	0.3

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results

102	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Each Fund records daily its proportionate share of the Large Cap Index Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements   (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2023, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

LifePath Index Retirement Fund
BNP Paribas SA	$97,395	$(97,395)	$—		$—
J.P. Morgan Securities LLC	15,790,976	(15,790,976)	—		—
Wells Fargo Bank N.A.	941,978	(941,978)	—		—

	$16,830,349	$(16,830,349)	$—		$—

LifePath Index 2030 Fund
Morgan Stanley	$4,129,548	$(4,129,548)	$—		$—

LifePath Index 2035 Fund
Morgan Stanley	$655,793	$(655,793)	$—		$—
UBS AG	331,143	(331,143)	—		—

	$986,936	$(986,936)	$—		$—

LifePath Index 2040 Fund
BNP Paribas SA	$389,580	$(389,580)	$—		$—
Morgan Stanley	16,693,503	(16,693,503)	—		—
Wells Fargo Securities LLC	85,992	(85,992)	—		—

	$17,169,075	$(17,169,075)	$—		$—

104	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

LifePath Index 2045 Fund
BNP Paribas SA	$12,986	$(12,986)	$—		$—
BofA Securities, Inc.	6,699,300	(6,699,300)	—		—

	$6,712,286	$(6,712,286)	$—		$—

LifePath Index 2050 Fund
Morgan Stanley	$1,408,981	$(1,408,981)	$—		$—
Wells Fargo Bank N.A.	324,650	(324,650)	—		—

	$1,733,631	$(1,733,631)	$—		$—

LifePath Index 2060 Fund
Barclays Bank PLC	$3,799,019	$(3,799,019)	$—		$—
Barclays Capital, Inc.	1,136,275	(1,136,275)	—		—
J.P. Morgan Securities LLC	3,882,814	(3,882,814)	—		—
Morgan Stanley	188,297	(188,297)	—		—

	$9,006,405	$(9,006,405)	$—		$—

LifePath Index 2065 Fund
J.P. Morgan Securities LLC	$4,246,422	$(4,246,422)	$—		$—
Wells Fargo Bank N.A.	129,860	(129,860)	—		—

	$4,376,282	$(4,376,282)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”),an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the year ended December 31, 2023, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor P	Total
LifePath Index Retirement Fund	$405,348	$4,701,484	$5,106,832
LifePath Index 2025 Fund	249,132	226,227	475,359
LifePath Index 2030 Fund	456,657	4,312,357	4,769,014
LifePath Index 2035 Fund	310,107	118,735	428,842
LifePath Index 2040 Fund	364,719	3,715,055	4,079,774
LifePath Index 2045 Fund	274,625	45,502	320,127
LifePath Index 2050 Fund	280,429	1,275,884	1,556,313
LifePath Index 2055 Fund	200,924	23,673	224,597
LifePath Index 2060 Fund	57,378	30,921	88,299
LifePath Index 2065 Fund	4,347	14,577	18,924

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements   (continued)

transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended December 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	$341,910	$145,925	$1,692,534	$1,934,857	$4,115,226
LifePath Index 2025 Fund	171,426	89,688	81,442	2,359,880	2,702,436
LifePath Index 2030 Fund	481,999	164,396	1,552,449	3,390,637	5,589,481
LifePath Index 2035 Fund	178,806	111,639	42,745	2,948,213	3,281,403
LifePath Index 2040 Fund	586,797	131,299	1,337,420	3,079,934	5,135,450
LifePath Index 2045 Fund	147,409	98,865	16,381	2,439,498	2,702,153
LifePath Index 2050 Fund	144,097	100,954	459,318	2,339,460	3,043,829
LifePath Index 2055 Fund	120,127	72,332	8,522	1,561,312	1,762,293
LifePath Index 2060 Fund	46,200	20,656	11,132	800,240	878,228
LifePath Index 2065 Fund	14,414	1,565	5,248	145,253	166,480

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2023, the Funds did not pay any amounts to affiliates in return for these services.

Other Fees: For the year ended December 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:

Fund Name	Investor P
LifePath Index Retirement Fund	$72,094
LifePath Index 2025 Fund	17,965
LifePath Index 2030 Fund	99,936
LifePath Index 2035 Fund	16,285
LifePath Index 2040 Fund	103,488
LifePath Index 2045 Fund	8,895
LifePath Index 2050 Fund	55,399
LifePath Index 2055 Fund	6,566
LifePath Index 2060 Fund	6,041
LifePath Index 2065 Fund	3,588

For the year ended December 31, 2023, affiliates received CDSCs as follows:

Fund Name	Investor P
LifePath Index Retirement Fund	$1,028
LifePath Index 2025 Fund	12
LifePath Index 2030 Fund	24
LifePath Index 2035 Fund	458
LifePath Index 2040 Fund	119
LifePath Index 2045 Fund	5
LifePath Index 2050 Fund	70

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$8,097
LifePath Index 2025 Fund	7,979
LifePath Index 2030 Fund	8,852
LifePath Index 2035 Fund	11,090
LifePath Index 2040 Fund	10,780
LifePath Index 2045 Fund	9,385
LifePath Index 2050 Fund	5,104

106	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index 2055 Fund	$6,435
LifePath Index 2060 Fund	2,008
LifePath Index 2065 Fund	834

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

LifePath Index Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$2,556,919
LifePath Index 2025 Fund	2,324,339
LifePath Index 2030 Fund	4,582,674
LifePath Index 2035 Fund	3,543,398
LifePath Index 2040 Fund	4,881,282
LifePath Index 2045 Fund	3,248,352
LifePath Index 2050 Fund	3,397,214
LifePath Index 2055 Fund	2,102,451
LifePath Index 2060 Fund	1,058,470
LifePath Index 2065 Fund	194,316

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such independent expenses through June 30, 2033. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$78,346
LifePath Index 2025 Fund	72,218
LifePath Index 2030 Fund	104,048
LifePath Index 2035 Fund	82,563
LifePath Index 2040 Fund	97,907
LifePath Index 2045 Fund	73,421
LifePath Index 2050 Fund	75,122
LifePath Index 2055 Fund	57,901
LifePath Index 2060 Fund	43,921
LifePath Index 2065 Fund	32,115
Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements   (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2023, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
LifePath Index Retirement Fund	$10,115
LifePath Index 2025 Fund	9,145
LifePath Index 2030 Fund	17,490
LifePath Index 2035 Fund	7,001
LifePath Index 2040 Fund	21,512
LifePath Index 2045 Fund	13,042
LifePath Index 2050 Fund	3,804
LifePath Index 2055 Fund	2,021
LifePath Index 2060 Fund	3,566
LifePath Index 2065 Fund	290

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the year ended December 31, 2023, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:

LifePath Index Fund Name	Purchases	Sales
LifePath Index Retirement Fund	$1,192,262,418	$1,514,412,203
LifePath Index 2025 Fund	1,109,311,966	1,017,418,460
LifePath Index 2030 Fund	1,649,216,183	1,142,760,528
LifePath Index 2035 Fund	1,555,541,229	615,042,989
LifePath Index 2040 Fund	1,571,951,847	693,900,721
LifePath Index 2045 Fund	1,315,126,574	373,463,503
LifePath Index 2050 Fund	1,341,761,089	340,220,421
LifePath Index 2055 Fund	1,015,861,817	158,576,602
LifePath Index 2060 Fund	759,213,761	69,860,379
LifePath Index 2065 Fund	237,838,112	11,108,619

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

108	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

The tax character of distributions paid was as follows:

Fund Name	Year Ended 12/31/23	Year Ended 12/31/22

LifePath Index Retirement Fund
Ordinary income	$194,178,189	$182,042,140
Long-term capital gains	—	11,551,127

	$194,178,189	$193,593,267

LifePath Index 2025 Fund
Ordinary income	$172,193,359	$148,841,260
Long-term capital gains	—	2,152,536

	$172,193,359	$150,993,796

LifePath Index 2030 Fund
Ordinary income	$288,126,747	$234,391,038
Long-term capital gains	—	12,590,478

	$288,126,747	$246,981,516

LifePath Index 2035 Fund
Ordinary income	$202,528,544	$151,313,926
Long-term capital gains	—	6,492,265

	$202,528,544	$157,806,191

LifePath Index 2040 Fund
Ordinary income	$247,970,444	$183,767,426
Long-term capital gains	—	11,306,340

	$247,970,444	$195,073,766

LifePath Index 2045 Fund
Ordinary income	$157,493,058	$106,126,708

LifePath Index 2050 Fund
Ordinary income	$156,094,517	$102,970,542
Long-term capital gains	—	5,135,862

	$156,094,517	$108,106,404

LifePath Index 2055 Fund
Ordinary income	$96,440,682	$60,106,403
Long-term capital gains	—	2,358,195

	$96,440,682	$62,464,598

LifePath Index 2060 Fund
Ordinary income	$49,336,389	$26,091,355

LifePath Index 2065 Fund
Ordinary income	$9,483,756	$3,523,280

As of December 31, 2023, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

LifePath Index Retirement Fund	$1,425,161	$(10,861,701)	$1,223,380,378	$1,213,943,838
LifePath Index 2025 Fund	1,154,459	(52,549,894)	1,041,474,959	990,079,524
LifePath Index 2030 Fund	1,888,491	(57,811,832)	2,128,448,901	2,072,525,560
LifePath Index 2035 Fund	1,159,467	(54,739,328)	1,551,711,357	1,498,131,496
LifePath Index 2040 Fund	1,798,276	(50,087,438)	2,451,843,272	2,403,554,110
LifePath Index 2045 Fund	1,069,279	(58,379,615)	1,512,090,949	1,454,780,613
LifePath Index 2050 Fund	1,095,566	(30,643,841)	1,653,485,848	1,623,937,573
LifePath Index 2055 Fund	605,837	(18,947,009)	925,083,358	906,742,186
LifePath Index 2060 Fund	33,875	(20,389,316)	383,912,708	363,557,267
LifePath Index 2065 Fund	635	(17,156,303)	62,063,904	44,908,236

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to tax deferral of losses on wash sales, the timing and recognition of partnership income and the timing and recognition of realized gains (losses) for tax purposes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements   (continued)

During the year ended December 31, 2023, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

LifePath Index Fund Name	Amounts
LifePath Index Retirement Fund	$9,311,825
LifePath Index 2030 Fund	7,613,621

As of December 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$6,273,563,657	$1,362,819,039	$(132,010,152)	$1,230,808,887
LifePath Index 2025 Fund	5,624,259,827	1,157,527,266	(131,279,674)	1,026,247,592
LifePath Index 2030 Fund	9,752,056,366	2,316,371,458	(199,086,980)	2,117,284,478
LifePath Index 2035 Fund	7,271,079,431	1,643,138,824	(105,087,320)	1,538,051,504
LifePath Index 2040 Fund	8,844,666,172	2,538,044,867	(94,425,978)	2,443,618,889
LifePath Index 2045 Fund	5,973,288,245	1,535,455,876	(25,594,570)	1,509,861,306
LifePath Index 2050 Fund	6,155,515,268	1,657,886,560	(4,645,240)	1,653,241,320
LifePath Index 2055 Fund	4,058,838,210	926,661,041	(1,605,619)	925,055,422
LifePath Index 2060 Fund	2,289,475,968	384,188,182	(348,472)	383,839,710
LifePath Index 2065 Fund	491,897,241	62,063,425	(19)	62,063,406

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2023, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

110	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund

Institutional

Shares sold	3,593,886	$45,806,759	3,322,518	$43,530,873

Shares issued in reinvestment of distributions	798,536	10,223,795	846,945	10,520,725

Shares redeemed	(7,250,471)	(92,452,592)	(9,000,036)	(119,357,990)

	(2,858,049)	$(36,422,038)	(4,830,573)	$(65,306,392)

Investor A

Shares sold	1,935,874	$24,569,018	3,605,143	$46,130,749

Shares issued in reinvestment of distributions	299,399	3,828,940	348,501	4,316,056

Shares redeemed	(5,075,154)	(64,407,913)	(5,647,114)	(72,248,031)

	(2,839,881)	$(36,009,955)	(1,693,470)	$(21,801,226)

Investor P

Shares sold	4,472,481	$56,637,601	5,940,386	$78,449,437

Shares issued in reinvestment of distributions	3,588,477	45,854,100	3,898,016	48,248,020

Shares redeemed	(22,609,173)	(285,928,107)	(27,659,511)	(356,120,953)

	(14,548,215)	$(183,436,406)	(17,821,109)	$(229,423,496)

Class K

Shares sold	76,456,518	$969,874,080	81,626,120	$1,082,601,220

Shares issued in reinvestment of distributions	10,475,396	134,045,376	10,505,243	130,316,225

Shares redeemed	(90,199,922)	(1,140,990,152)	(94,074,425)	(1,228,012,734)

	(3,268,008)	$(37,070,696)	(1,943,062)	$(15,095,289)

	(23,514,153)	$(292,939,095)	(26,288,214)	$(331,626,403)

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2025 Fund

Institutional

Shares sold	3,107,129	$44,306,587	2,914,599	$42,322,635

Shares issued in reinvestment of distributions	355,633	5,123,462	331,529	4,584,259

Shares redeemed	(3,923,166)	(56,180,832)	(3,459,810)	(50,862,950)

	(460,404)	$(6,750,783)	(213,682)	$(3,956,056)

Investor A

Shares sold	941,666	$13,429,144	1,121,924	$16,522,275

Shares issued in reinvestment of distributions	161,978	2,330,021	177,710	2,455,027

Shares redeemed	(2,878,939)	(41,231,113)	(2,526,356)	(37,060,750)

	(1,775,295)	$(25,471,948)	(1,226,722)	$(18,083,448)

Investor P

Shares sold	999,217	$14,126,700	1,662,719	$24,849,590

Shares issued in reinvestment of distributions	154,852	2,224,108	145,042	1,996,089

Shares redeemed	(1,091,506)	(15,436,033)	(1,456,618)	(20,953,206)

	62,563	$914,775	351,143	$5,892,473

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements   (continued)

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2025 Fund (continued)

Class K

Shares sold	83,332,155	$1,189,501,710	85,855,261	$1,260,937,785

Shares issued in reinvestment of distributions	11,269,208	162,412,334	10,257,345	141,861,605

Shares redeemed	(84,105,295)	(1,195,998,438)	(78,400,268)	(1,142,842,420)

	10,496,068	$155,915,606	17,712,338	$259,956,970

	8,322,932	$124,607,650	16,623,077	$243,809,939

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund

Institutional

Shares sold	4,524,763	$68,914,528	4,157,741	$63,924,543

Shares issued in reinvestment of distributions	904,928	13,988,352	867,050	12,609,861

Shares redeemed	(5,946,756)	(91,059,743)	(7,374,492)	(118,297,753)

	(517,065)	$(8,156,863)	(2,349,701)	$(41,763,349)

Investor A

Shares sold	2,344,132	$35,633,205	2,949,627	$45,073,937

Shares issued in reinvestment of distributions	272,895	4,219,197	278,850	4,050,078

Shares redeemed	(4,276,237)	(65,424,169)	(3,990,230)	(61,098,454)

	(1,659,210)	$(25,571,767)	(761,753)	$(11,974,439)

Investor P

Shares sold	4,550,836	$68,966,535	4,935,905	$76,741,580

Shares issued in reinvestment of distributions	2,621,949	40,526,492	2,660,021	38,593,592

Shares redeemed	(12,631,230)	(191,444,157)	(14,951,026)	(229,599,930)

	(5,458,445)	$(81,951,130)	(7,355,100)	$(114,264,758)

Class K

Shares sold	119,698,908	$1,823,567,071	121,463,311	$1,883,996,167

Shares issued in reinvestment of distributions	14,843,032	229,328,596	13,205,336	191,673,950

Shares redeemed	(89,072,733)	(1,354,069,546)	(71,788,403)	(1,101,453,243)

	45,469,207	$698,826,121	62,880,244	$974,216,874

	37,834,487	$583,146,361	52,413,690	$806,214,328

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund

Institutional

Shares sold	3,310,253	$54,068,654	2,753,122	$45,228,753

Shares issued in reinvestment of distributions	302,321	5,060,245	257,378	3,971,855

Shares redeemed	(3,021,852)	(49,926,404)	(1,974,197)	(32,963,307)

	590,722	$9,202,495	1,036,303	$16,237,301

Investor A

Shares sold	1,457,962	$23,828,977	1,748,081	$28,952,854

Shares issued in reinvestment of distributions	166,817	2,787,538	165,138	2,540,944

Shares redeemed	(2,098,152)	(34,334,597)	(2,233,800)	(36,590,795)

	(473,373)	$(7,718,082)	(320,581)	$(5,096,997)

Investor P

Shares sold	831,859	$13,521,688	886,096	$14,864,811

Shares issued in reinvestment of distributions	66,359	1,107,224	55,923	857,070

Shares redeemed	(569,752)	(9,317,251)	(471,153)	(7,608,330)

	328,466	$5,311,661	470,866	$8,113,551

112	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund (continued)

Class K

Shares sold	108,784,884	$1,784,933,880	99,466,782	$1,642,593,394

Shares issued in reinvestment of distributions	11,566,640	193,519,098	9,760,185	150,380,730

Shares redeemed	(60,244,577)	(983,471,308)	(53,246,888)	(871,529,169)

	60,106,947	$994,981,670	55,980,079	$921,444,955

	60,552,762	$1,001,777,744	57,166,667	$940,698,810

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund

Institutional

Shares sold	4,862,690	$84,258,270	3,980,851	$68,817,594

Shares issued in reinvestment of distributions	899,014	15,996,190	824,339	13,278,142

Shares redeemed	(4,572,993)	(79,752,144)	(4,669,829)	(84,499,843)

	1,188,711	$20,502,316	135,361	$(2,404,107)

Investor A

Shares sold	1,889,229	$32,606,768	2,431,747	$41,365,509

Shares issued in reinvestment of distributions	178,319	3,169,460	171,835	2,759,877

Shares redeemed	(2,776,310)	(48,393,513)	(2,939,625)	(50,274,558)

	(708,762)	$(12,617,285)	(336,043)	$(6,149,172)

Investor P

Shares sold	3,953,121	$68,183,320	4,253,821	$73,608,165

Shares issued in reinvestment of distributions	1,832,361	32,545,427	1,797,985	28,829,663

Shares redeemed	(8,604,068)	(148,259,925)	(8,061,637)	(138,737,403)

	(2,818,586)	$(47,531,178)	(2,009,831)	$(36,299,575)

Class K

Shares sold	98,973,568	$1,719,084,057	96,958,558	$1,681,275,525

Shares issued in reinvestment of distributions	11,025,421	196,199,501	9,331,202	150,176,717

Shares redeemed	(52,756,920)	(913,444,813)	(44,419,515)	(761,636,913)

	57,242,069	$1,001,838,745	61,870,245	$1,069,815,329

	54,903,432	$962,192,598	59,659,732	$1,024,962,475

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund

Institutional

Shares sold	2,626,659	$47,822,547	2,369,625	$42,552,614

Shares issued in reinvestment of distributions	205,207	3,883,846	164,210	2,767,676

Shares redeemed	(2,855,628)	(52,855,798)	(1,454,300)	(26,565,926)

	(23,762)	$(1,149,405)	1,079,535	$18,754,364

Investor A

Shares sold	1,350,124	$24,634,820	1,442,972	$25,997,776

Shares issued in reinvestment of distributions	122,793	2,323,751	104,093	1,748,465

Shares redeemed	(1,692,416)	(31,126,686)	(1,276,785)	(22,802,370)

	(219,499)	$(4,168,115)	270,280	$4,943,871

Investor P

Shares sold	458,431	$8,326,925	332,033	$5,964,077

Shares issued in reinvestment of distributions	21,530	407,826	12,925	216,147

Shares redeemed	(145,296)	(2,598,778)	(95,012)	(1,689,100)

	334,665	$6,135,973	249,946	$4,491,124

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements   (continued)

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund (continued)

Class K

Shares sold	83,903,890	$1,547,101,175	75,212,536	$1,362,339,830

Shares issued in reinvestment of distributions	7,953,679	150,858,532	6,009,379	101,367,050

Shares redeemed	(37,758,481)	(692,037,348)	(35,353,975)	(635,082,318)

	54,099,088	$1,005,922,359	45,867,940	$828,624,562

	54,190,492	$1,006,740,812	47,467,701	$856,813,921

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund

Institutional

Shares sold	2,727,572	$51,532,783	2,549,671	$47,196,152

Shares issued in reinvestment of distributions	188,467	3,702,022	142,969	2,472,803

Shares redeemed	(2,122,096)	(40,941,679)	(2,483,297)	(49,523,550)

	793,943	$14,293,126	209,343	$145,405

Investor A

Shares sold	1,358,536	$25,671,327	1,642,174	$30,560,874

Shares issued in reinvestment of distributions	116,256	2,281,677	101,874	1,755,763

Shares redeemed	(1,665,321)	(31,888,529)	(1,378,442)	(25,187,158)

	(190,529)	$(3,935,525)	365,606	$7,129,479

Investor P

Shares sold	1,890,512	$35,588,809	1,976,270	$36,586,198

Shares issued in reinvestment of distributions	527,481	10,342,903	480,520	8,268,056

Shares redeemed	(2,457,773)	(46,177,645)	(2,665,469)	(49,477,023)

	(39,780)	$(245,933)	(208,679)	$(4,622,769)

Class K

Shares sold	82,915,378	$1,578,978,177	77,649,004	$1,444,251,749

Shares issued in reinvestment of distributions	7,112,887	139,749,307	5,528,115	95,596,203

Shares redeemed	(34,592,915)	(654,499,628)	(31,260,519)	(575,870,895)

	55,435,350	$1,064,227,856	51,916,600	$963,977,057

	55,998,984	$1,074,339,524	52,282,870	$966,629,172

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund

Institutional

Shares sold	2,282,942	$44,185,997	2,009,247	$38,207,124

Shares issued in reinvestment of distributions	149,648	3,025,754	113,929	2,021,394

Shares redeemed	(1,878,248)	(37,491,546)	(1,019,871)	(19,744,592)

	554,342	$9,720,205	1,103,305	$20,483,926

Investor A

Shares sold	1,332,795	$25,957,038	1,291,592	$24,562,840

Shares issued in reinvestment of distributions	79,611	1,609,459	67,032	1,184,678

Shares redeemed	(1,460,605)	(28,739,909)	(1,086,906)	(20,502,064)

	(48,199)	$(1,173,412)	271,718	$5,245,454

Investor P

Shares sold	227,294	$4,395,722	182,330	$3,471,328

Shares issued in reinvestment of distributions	9,473	191,473	6,154	108,363

Shares redeemed	(104,739)	(2,037,435)	(58,828)	(1,144,957)

	132,028	$2,549,760	129,656	$2,434,734

114	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund (continued)

Class K

Shares sold	64,206,328	$1,257,787,277	56,009,618	$1,063,826,989

Shares issued in reinvestment of distributions	4,527,115	91,604,149	3,334,326	59,140,706

Shares redeemed	(23,448,540)	(456,042,320)	(21,483,115)	(407,089,730)

	45,284,903	$893,349,106	37,860,829	$715,877,965

	45,923,074	$904,445,659	39,365,508	$744,042,079

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund

Institutional

Shares sold	1,510,482	$26,120,779	1,165,233	$19,757,610

Shares issued in reinvestment of distributions	64,968	1,173,994	37,260	589,744

Shares redeemed	(798,216)	(14,329,544)	(821,676)	(14,856,646)

	777,234	$12,965,229	380,817	$5,490,708

Investor A

Shares sold	584,345	$10,149,244	611,741	$10,432,997

Shares issued in reinvestment of distributions	25,839	467,225	16,739	264,515

Shares redeemed	(290,312)	(5,057,412)	(481,250)	(8,096,533)

	319,872	$5,559,057	147,230	$2,600,979

Investor P

Shares sold	300,295	$5,253,478	242,109	$4,067,449

Shares issued in reinvestment of distributions	14,338	259,231	8,303	130,624

Shares redeemed	(79,828)	(1,389,770)	(44,815)	(760,572)

	234,805	$4,122,939	205,597	$3,437,501

Class K

Shares sold	52,187,751	$911,661,500	42,004,196	$708,721,150

Shares issued in reinvestment of distributions	2,620,965	47,426,211	1,586,196	25,099,571

Shares redeemed	(15,316,436)	(266,129,586)	(12,378,777)	(207,392,538)

	39,492,280	$692,958,125	31,211,615	$526,428,183

	40,824,191	$715,605,350	31,945,259	$537,957,371

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund

Institutional

Shares sold	889,800	$10,769,155	625,634	$7,469,198

Shares issued in reinvestment of distributions	29,468	374,850	13,729	152,414

Shares redeemed	(346,489)	(4,309,092)	(170,329)	(2,015,415)

	572,779	$6,834,913	469,034	$5,606,197

Investor A

Shares sold	147,856	$1,830,576	65,917	$775,993

Shares issued in reinvestment of distributions	3,066	39,286	1,006	11,133

Shares redeemed	(25,944)	(320,301)	(8,793)	(104,679)

	124,978	$1,549,561	58,130	$682,447

Investor P

Shares sold	242,668	$2,958,718	206,328	$2,453,467

Shares issued in reinvestment of distributions	9,145	116,372	4,901	54,187

Shares redeemed	(93,571)	(1,177,040)	(44,565)	(532,125)

	158,242	$1,898,050	166,664	$1,975,529

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements   (continued)

	Year Ended 12/31/23		Year Ended 12/31/22

LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund (continued)

Class K

Shares sold	21,899,500	$267,708,432	14,667,722	$173,015,046

Shares issued in reinvestment of distributions	700,627	8,926,637	296,267	3,285,680

Shares redeemed	(4,460,339)	(54,526,729)	(2,892,871)	(33,746,649)

	18,139,788	$222,108,340	12,071,118	$142,554,077

	18,995,787	$232,390,864	12,764,946	$150,818,250

As of December 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor P	Class K
LifePath Index Retirement Fund	—	—	32,483	—
LifePath Index 2025 Fund	—	—	14,948	—
LifePath Index 2030 Fund	—	—	14,524	—
LifePath Index 2035 Fund	—	—	14,025	—
LifePath Index 2040 Fund	—	—	13,661	—
LifePath Index 2045 Fund	—	—	13,289	—
LifePath Index 2050 Fund	—	—	13,072	—
LifePath Index 2055 Fund	—	—	12,821	—
LifePath Index 2060 Fund	—	—	14,482	—
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, accounting agent of the Large Cap Index Master Portfolio and Master Small Cap Index Series, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 22, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	117

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2023:

LifePath Index Fund Name	Qualified Dividend Income

LifePath Index Retirement Fund	$49,525,332

LifePath Index 2025 Fund	48,023,965

LifePath Index 2030 Fund	110,539,959

LifePath Index 2035 Fund	96,033,582

LifePath Index 2040 Fund	143,640,237

LifePath Index 2045 Fund	100,343,736

LifePath Index 2050 Fund	111,520,092

LifePath Index 2055 Fund	71,708,228

LifePath Index 2060 Fund	36,592,505

LifePath Index 2065 Fund	6,947,016

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2023:

LifePath Index Fund Name	Qualified Business Income

LifePath Index Retirement Fund	$1,921,190

LifePath Index 2025 Fund	1,718,336

LifePath Index 2030 Fund	3,513,734

LifePath Index 2035 Fund	2,875,156

LifePath Index 2040 Fund	4,165,018

LifePath Index 2045 Fund	2,930,353

LifePath Index 2050 Fund	3,166,799

LifePath Index 2055 Fund	1,988,641

LifePath Index 2060 Fund	966,279

LifePath Index 2065 Fund	165,124

The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2023:

LifePath Index Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

LifePath Index Retirement Fund	$28,593,301	$2,364,164

LifePath Index 2025 Fund	28,380,898	2,346,602

LifePath Index 2030 Fund	67,803,202	5,610,843

LifePath Index 2035 Fund	59,869,054	5,001,600

LifePath Index 2040 Fund	89,755,400	7,498,042

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2023:

LifePath Index Fund Name	Federal Obligation Interest

LifePath Index Retirement Fund	$29,859,540

LifePath Index 2025 Fund	25,589,021

LifePath Index 2030 Fund	34,968,124

LifePath Index 2035 Fund	19,113,271

LifePath Index 2040 Fund	16,511,124

LifePath Index 2045 Fund	5,444,991

LifePath Index 2050 Fund	1,841,690

LifePath Index 2055 Fund	531,794

LifePath Index 2060 Fund	204,270

LifePath Index 2065 Fund	32,406

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Important Tax Information (unaudited) (continued)

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2023 qualified for the dividends-received deduction for corporate shareholders:

LifePath Index Fund Name	Dividends-Received Deduction

LifePath Index Retirement Fund	10.07%

LifePath Index 2025 Fund	10.92

LifePath Index 2030 Fund	14.30

LifePath Index 2035 Fund	17.06

LifePath Index 2040 Fund	20.63

LifePath Index 2045 Fund	23.98

LifePath Index 2050 Fund	26.87

LifePath Index 2055 Fund	27.72

LifePath Index 2060 Fund	27.44

LifePath Index 2065 Fund	26.51

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2023:

LifePath Index Fund Name	Interest Dividends

LifePath Index Retirement Fund	$128,320,013

LifePath Index 2025 Fund	107,758,751

LifePath Index 2030 Fund	147,142,615

LifePath Index 2035 Fund	80,219,086

LifePath Index 2040 Fund	68,978,267

LifePath Index 2045 Fund	25,909,479

LifePath Index 2050 Fund	11,375,291

LifePath Index 2055 Fund	3,209,108

LifePath Index 2060 Fund	1,703,272

LifePath Index 2065 Fund	340,305

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2023:

LifePath Index Fund Name	Interest- Related Dividends

LifePath Index Retirement Fund	$123,094,805

LifePath Index 2025 Fund	103,181,799

LifePath Index 2030 Fund	140,474,469

LifePath Index 2035 Fund	76,335,486

LifePath Index 2040 Fund	65,365,955

LifePath Index 2045 Fund	24,297,168

LifePath Index 2050 Fund	10,494,070

LifePath Index 2055 Fund	3,028,531

LifePath Index 2060 Fund	1,599,187

LifePath Index 2065 Fund	319,033

I M P O R T A N T T A X I N F O R M A T I O N	119

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds III (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund, BlackRock LifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 166 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management from 2016 to 2018; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, Commonfund since 2023.	28 RICs consisting of 166 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Senior advisor, Insignia since 2024; Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	28 RICs consisting of 166 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 166 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Pioneer Public Interest Law Center since 2023; Director, Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 166 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	121

Trustee and Officer Information (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 166 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	28 RICs consisting of 166 Portfolios	None

Donald C. Opatrny 1952	Trustee (Since 2019)	Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; Member of Affordable Housing Supply Board of Jackson, Wyoming from 2017 to 2022; Member, Investment Funds Committee, State of Wyoming from 2017 to 2023; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.	28 RICs consisting of 166 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	28 RICs consisting of 166 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.	28 RICs consisting of 166 Portfolios	None

122	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information (continued)

Independent Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	97 RICs consisting of 268 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	99 RICs consisting of 270 Portfolios	None
(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Roland Villacorta 1971	Vice President (Since 2022)

Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Portfolio Management Group since 2022; Member of BlackRock’s Global Operating Committee since 2022; Head of Portfolio Management in BlackRock’s Financial Markets Advisory Group within BlackRock Solutions from 2008 to 2015; Co-Head of BlackRock Solutions’ Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed Income within BlackRock’s Risk & Quantitative Analysis Group.

Jennifer McGovern 1977	Vice President (Since 2014)

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)

Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)

Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed- Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)

Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	123

Trustee and Officer Information (continued)

Officers Who Are Not Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

124	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

A D D I T I O N A L I N F O R M A T I O N	125

Additional Information  (continued)

BlackRock Privacy Principles (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LifePath Index Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02114

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

400 Howard Street

San Francisco, CA 94105

126	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	127

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-12/23-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert –The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year ~~End~~	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2025 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2030 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2035 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2040 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2045 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2050 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0

BlackRock LifePath Index 2055 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2060 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index 2065 Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0
BlackRock LifePath Index Retirement Fund	$23,100	$22,000	$0	$0	$10,750	$10,750	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the

Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2025 Fund	$10,750	$10,750
BlackRock LifePath Index 2030 Fund	$10,750	$10,750
BlackRock LifePath Index 2035 Fund	$10,750	$10,750
BlackRock LifePath Index 2040 Fund	$10,750	$10,750
BlackRock LifePath Index 2045 Fund	$10,750	$10,750
BlackRock LifePath Index 2050 Fund	$10,750	$10,750
BlackRock LifePath Index 2055 Fund	$10,750	$10,750
BlackRock LlifePath Index 2060 Fund	$10,750	$10,750
BlackRock LifePath Index 2065 Fund	$10,750	$10,750
BlackRock LifePath Index Retirement Fund	$10,750	$10,750

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: February 22, 2024